1933 Act File No. 33-48847
                               1940 Act File No. 811-07021

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X

  Pre-Effective Amendment No.  ..............

  Post-Effective Amendment No.12 ............              X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X

  Amendment No. 13 ..........................              X

                       INVESTMENT SERIES FUNDS, INC.

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 X   immediately upon filing pursuant to paragraph (b)
     on                   pursuant to paragraph (b)
        -----------------
     60 days after filing pursuant to paragraph (a) (i)
     on                   pursuant to paragraph (a) (i).
     75 days after filing pursuant to paragraph (a)(ii)
     on                   pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on December 30, 1996; or intends to file the Notice required by that Rule on or about
                       ; or
 ----------------------
     during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

Copy to:
          Matthew Maloney, Esquire
          Dickstein, Shapiro & Morin, L.L.P.
          2101 L Street, N.W.
          Washington, D.C.  20037
                    CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of Investment Series Funds, Inc., which consists of one portfolio, Federated Bond Fund, consisting of four classes of shares (a) Class A Shares, (b) Class B Shares, (c) Class C Shares, and (d) Class F Shares (formerly, Fortress Shares), and is comprised of the following:


PART A.INFORMATION REQUIRED IN A PROSPECTUS.

                                Prospectus Heading
                                (Rule 404(c) Cross Reference)

Item 1.Cover Page ............  Cover Page
Item 2.Synopsis ..............  Summary of Fund Expenses.
Item 3.Condensed Financial
       Information ...........  Financial Highlights; Performance
                                Information.
Item 4.General Description of
       Registrant ............  Synopsis; General Information; Investment
                                Objective; Investment Policies; Investment
                                Limitations; Portfolio Turnover;
Item 5.Management of the Fund   Investment Series Funds, Inc. Information;
                                Management of the Corporation;
                                Administration of the Fund; Brokerage
                                Transactions; Distribution of Shares.
Item 6.Capital Stock and Other
       Securities ............  Dividends; Capital Gains; Dividends and
                                Distributions; Retirement Plans;
                                Shareholder Information; Voting Rights;
                                Tax Information; Federal Income Tax;
                                Pennsylvania Corporate and Personal
                                Property Taxes.
Item 7.Purchase of Securities Being
       Offered ...............  Net Asset Value; Investing in the Fund;
                                Investing in Class A Shares; Investing in
                                Class B Shares; Investing in Class C
                                Shares; Investing in Class F Shares; How
                                to Purchase Shares; Share Purchases;
                                Minimum Investment Required; What Shares
                                Cost; Eliminating the Sales Load; Reducing
                                or Eliminating the Sales Load; Systematic
                                Investment Program; Certificates and
                                Confirmations; Exchange Privilege;
                                Requirements for Exchange; Tax
                                Consequences; Making an Exchange.
Item 8.Redemption or Repurchase    How to Redeem Shares; Redeeming (Class
                                A, Class B, Class C,
                                     Class F Shares); Through a Financial
                                Institution; Redeeming Shares Through Your
                                Financial Institution; Directly from the
                                Fund; Redeeming Shares By Mail; Redeeming
                                Shares By Telephone; Other Classes of
                                Shares; Directly by Mail; Exchanges for
                                Shares of Other Funds; Systematic
                                Withdrawal Program; Accounts with Low
                                Balances; Contingent Deferred Sales
                                Charge.
Item 9.Pending Legal Proceedings        None.



PART B.INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.
Item 10.......................Cover Page          Cover Page.
Item 11.......................Table of Contents        Table of Contents.
Item 12.......................General Information and
       History ...............  General Information About the Fund.
Item 13.......................Investment Objectives and
       Policies ..............  Investment Objective and Policies;
                                Investment Limitations.
Item 14.......................Management of the Fund        Investment
                                Series Funds, Inc. Management.
Item 15.......................Control Persons and Principal
       Holders of Securities .  Fund Ownership.
Item 16.......................Investment Advisory and Other
       Services ..............  Investment Advisory Services;
                                Administrative Services; Transfer Agent
                                and Dividend Disbursing Agent.
Item 17.......................Brokerage Allocation          Brokerage
                                Transactions.
Item 18.......................Capital Stock and Other
       Securities ............  Not Applicable.
Item 19.......................Purchase, Redemption and
       Pricing of Securities Being
       Offered ...............  Purchasing Shares; Determining Net Asset
                                Value; Redeeming Shares; Exchange
                                Privilege.
Item 20.......................Tax Status          Tax Status.
Item 21.......................Underwriters        Not Applicable.
Item 22.......................Calculation of Performance
       Data ..................  Total Return; Yield; Performance
                                Comparisons.
Item 23.   Financial Statements    ......Financial Statements (Financial
                              Statements for the fiscal year ended
                    October 31, 1996, are incorporated
               herein by reference to the Annual
               Report of the Fund dated October 31,                   1996;
           File Nos. 33-48847 and                           811-07021)



FEDERATED BOND FUND
(A PORTFOLIO OF INVESTMENT SERIES FUNDS, INC.)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

PROSPECTUS

The shares of Federated Bond Fund (the "Fund") represent interests in a diversified portfolio of securities which is an investment portfolio of Investment Series Funds, Inc. (the "Corporation"), an open-end management investment company (a mutual fund).

The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in a portfolio of investment grade bonds.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Class A Shares, Class B Shares, or Class C Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated February 28, 1997 for Class A Shares, Class B Shares, Class C Shares, and Class F Shares. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, by calling 1-800-341-7400. To obtain other information, or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated February 28, 1997


--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1
  Class A Shares...............................................................1
  Class B Shares...............................................................2
  Class C Shares...............................................................3

Financial Highlights...........................................................4
  Class A Shares...............................................................4
  Class B Shares...............................................................5
  Class C Shares...............................................................6

General Information............................................................7

Investment Information.........................................................8
  Investment Objective.........................................................8
  Investment Policies..........................................................8
  Investment Limitations......................................................17

Net Asset Value...............................................................18

Investing in the Fund.........................................................18

How To Purchase Shares........................................................19
  Investing In Class A Shares.................................................19
  Reducing or Eliminating the
     Sales Charge.............................................................20
  Investing In Class B Shares.................................................22
  Investing In Class C Shares.................................................22
  Special Purchase Features...................................................23

Exchange Privilege............................................................24
  Requirements for Exchange...................................................24

How To Redeem Shares..........................................................26
  Special Redemption Features.................................................27
  Contingent Deferred Sales Charge............................................27
  Elimination of Contingent Deferred
     Sales Charge.............................................................28

Account and Share Information.................................................29
Fund Information..............................................................30
  Management of the Corporation...............................................30
  Distribution of Shares......................................................31
  Administration of the Fund..................................................33

Shareholder Information.......................................................33
  Voting Rights...............................................................33

Tax Information...............................................................34
  Federal Income Tax..........................................................34
  State and Local Taxes.......................................................34

Performance Information.......................................................34

Other Classes of Shares.......................................................35

Appendix......................................................................36

Addresses.....................................................................38

--------------------------------------------------------------------------------


                            SUMMARY OF FUND EXPENSES
                              FEDERATED BOND FUND

                                                       CLASS A SHARES
                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................................       4.50%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).........................       None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable) (1)......................................................       0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................................       None
Exchange Fee.....................................................................................................       None
                                                 ANNUAL OPERATING EXPENSES
                                          (As a percentage of average net assets)
Management Fee (after waiver) (2)................................................................................       0.55%
12b-1 Fee (3)....................................................................................................       0.00%
Total Other Expenses.............................................................................................       0.50%
    Shareholder Services Fee (after waiver) (4).......................................................       0.20%
         Total Operating Expenses (5)............................................................................       1.05%




(1) Shareholders who purchased shares with the proceeds of a redemption of shares of an unaffiliated investment company purchased and redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50% for redemptions made within one year of purchase.


(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3) Class A Shares has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending October 31, 1997. If Class A Shares were paying or accruing the 12b-1 fee, Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Fund Information."

(4) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(5) The total operating expenses were 1.30% absent the voluntary waivers of portions of the management fee and shareholder services fee.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

    LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE                                                                         1 YEAR     3 YEARS    5 YEARS   10 YEARS
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return (2) redemption at the end
of each time period and (3) payment of the maximum sales charge..............     $55        $77       $100       $167


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------


                            SUMMARY OF FUND EXPENSES
                              FEDERATED BOND FUND

                                                       CLASS B SHARES
                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).........................       None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable) (1)......................................................       5.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................................       None
Exchange Fee.....................................................................................................       None
                                                 ANNUAL OPERATING EXPENSES
                                          (As a percentage of average net assets)
Management Fee (after waiver) (2)................................................................................       0.55%
12b-1 Fee........................................................................................................       0.75%
Total Other Expenses.............................................................................................       0.55%
    Shareholder Services Fee..........................................................................       0.25%
         Total Operating Expenses (3)(4).........................................................................       1.85%



(1) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (See "Contingent Deferred Sales Charge").

(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

(4) The total operating expenses would have been 2.05% absent the voluntary waiver of a portion of the management fee.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class B Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class B Shares" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

    LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE                                                                         1 YEAR     3 YEARS    5 YEARS   10 YEARS
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
of each time period..........................................................     $76       $102       $123       $195
You would pay the following expenses on the same investment,
assuming no redemption.......................................................     $19        $58       $100       $195


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------


                            SUMMARY OF FUND EXPENSES
                              FEDERATED BOND FUND

                                                       CLASS C SHARES
                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................................       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).........................       None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable) (1)......................................................       1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................................       None
Exchange Fee.....................................................................................................       None
                                                 ANNUAL OPERATING EXPENSES
                                          (As a percentage of average net assets)
Management Fee (after waiver) (2)................................................................................       0.55%
12b-1 Fee........................................................................................................       0.75%
Total Other Expenses.............................................................................................       0.55%
    Shareholder Services Fee..........................................................................       0.25%
         Total Operating Expenses (3)............................................................................       1.85%



(1) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. (See "Contingent Deferred Sales Charge").

(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3) The total operating expenses would have been 2.05% absent the voluntary waiver of a portion of the management fee.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class C Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class C Shares" and "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

    LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE                                                                         1 YEAR     3 YEARS    5 YEARS   10 YEARS
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
of each time period..........................................................     $29        $58       $100       $217
You would pay the following expenses on the same investment,
assuming no redemption.......................................................     $19        $58       $100       $217


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

                      FINANCIAL HIGHLIGHTS--CLASS A SHARES
                              FEDERATED BOND FUND

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 16, 1996, on the Fund's financial statements for the year ended October 31, 1996, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                                           YEAR ENDED
                                                                                                           OCTOBER 31,
                                                                                                        1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                  $    9.76   $    9.64
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------
  Net investment income                                                                                    0.71        0.26
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                  (0.04)       0.11
----------------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                         0.67        0.37
----------------------------------------------------------------------------------------------------  ---------  -----------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------
  Distributions from net investment income                                                                (0.71)      (0.25)
----------------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                        $    9.72   $    9.76
----------------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                           7.21%       3.92%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------
  Expenses                                                                                                 1.05%       1.02%*
----------------------------------------------------------------------------------------------------
  Net investment income                                                                                    7.46%       8.22%*
----------------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                         0.25%       0.35%*
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                               $37,045      $5,070
----------------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                         49%         77%
----------------------------------------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from June 28, 1995 (date of initial public offering) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report for the fiscal year ended October 31, 1996, which can be obtained free of charge.


--------------------------------------------------------------------------------

                      FINANCIAL HIGHLIGHTS--CLASS B SHARES
                              FEDERATED BOND FUND

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 16, 1996, on the Fund's financial statements for the year ended October 31, 1996, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                                            YEAR ENDED
                                                                                                           OCTOBER 31,
                                                                                                        1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                  $    9.76   $    9.64
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------
  Net investment income                                                                                    0.64        0.24
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                  (0.04)       0.11
----------------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                         0.60        0.35
----------------------------------------------------------------------------------------------------  ---------  -----------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------
  Distributions from net investment income                                                                (0.64)      (0.23)
----------------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                        $    9.72   $    9.76
----------------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                           6.40%       3.72%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------
  Expenses                                                                                                 1.85%       1.81%*
----------------------------------------------------------------------------------------------------
  Net investment income                                                                                    6.66%       7.36%*
----------------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                         0.20%       0.30%*
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                              $125,620    $27,768
----------------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                         49%         77%
----------------------------------------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from June 28, 1995 (date of initial public offering) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report for the fiscal year ended October 31, 1996, which can be obtained free of charge.


--------------------------------------------------------------------------------

                      FINANCIAL HIGHLIGHTS--CLASS C SHARES
                              FEDERATED BOND FUND

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 16, 1996, on the Fund's financial statements for the year ended October 31, 1996, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                                                                            YEAR ENDED
                                                                                                           OCTOBER 31,
                                                                                                        1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                  $    9.76   $    9.64
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------
  Net investment income                                                                                    0.64        0.24
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                  (0.04)       0.11
----------------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                         0.60        0.35
----------------------------------------------------------------------------------------------------  ---------  -----------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------
  Distributions from net investment income                                                                (0.64)      (0.23)
----------------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                        $    9.72   $    9.76
----------------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                           6.40%       3.72%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------
  Expenses                                                                                                 1.85%       1.81%*
----------------------------------------------------------------------------------------------------
  Net investment income                                                                                    6.70%       7.31%*
----------------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                         0.20%       0.30%*
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                               $22,897      $5,508
----------------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                         49%         77%
----------------------------------------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from June 28, 1995 (date of initial public offering) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report for the fiscal year ended October 31, 1996, which can be obtained free of charge.


--------------------------------------------------------------------------------
                              GENERAL INFORMATION


The Corporation was organized under the laws of the State of Maryland on May 20, 1992. Prior to February 5, 1993, the Fund was operated as a portfolio of Investment Series Trust, a Massachusetts business trust established pursuant to a Declaration of Trust dated March 17, 1987. The Articles of Incorporation permit the Fund to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Directors (the "Directors") has established four classes of shares, known as Class A Shares, Class B Shares, Class C Shares (individually and collectively referred to herein, as the context requires, as "Shares"), and Class F Shares. This prospectus relates only to the Class A Shares, Class B Shares, and Class C Shares of the Fund.


Shares of the Fund are designed primarily for individuals and institutions seeking as high a level of current income as is consistent with the preservation of capital by investing in a portfolio of investment grade bonds.

For information on how to purchase the Shares offered by this prospectus, please refer to "Investing in the Fund." The minimum initial investment for Class A Shares is $500. The minimum initial investment for Class B Shares and Class C Shares is $1,500. However, the minimum initial investment for a retirement account in any class is $50. Subsequent investments in any class must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.

Class A Shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "Redeeming Shares."

Class B Shares are sold at net asset value and are redeemed at net asset value. However, a contingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of purchase. See "Redeeming Shares."

Class C Shares are sold at net asset value. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first 12 months following purchase. See "Redeeming Shares."


Additionally, information regarding the exchange privilege offered with respect to the Fund and certain other funds for which affiliates of Federated Investors serve as principal underwriter or investment adviser ("Federated Funds") can be found under "Exchange Privilege."


Federated Advisers is the investment adviser (the "Adviser") to the Fund and receives compensation for its services.


The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.


--------------------------------------------------------------------------------
                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective stated above cannot be changed without the approval of shareholders. Unless stated otherwise, the investment policies of the Fund described below may be changed without shareholder approval.
INVESTMENT POLICIES

                             ACCEPTABLE INVESTMENTS


The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be
invested in such bonds.     Additionally,      at least 65% of the Fund's net
assets will be invested in investment grade securities, including repurchase agreements collateralized by such investment grade securities. Investment grade securities are generally described as securities that are rated in one of the top four ratings categories by a nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investors Service, Inc. ("Moody's), Standard & Poor's Ratings Group ("S&P"), or Fitch Investors
Service, Inc. ("Fitch") or that are unrated but determined by the Fund's investment adviser to be of comparable quality. Permitted investments include:



 domestic or foreign corporate debt obligations;


 obligations of the United States;

 notes, bonds, and discount notes of the following U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Farm Credit System (including the National Bank for Cooperatives and Banks for Cooperatives), Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration;


 taxable municipal debt obligations (as a matter of operating policy, the lowest rated municipal debt obligations in which the Fund will invest will be rated BBB or better by an NRSRO, or which are of comparable quality in the judgment of the Fund's Adviser);


 asset-backed securities;
 commercial paper that matures in 270 days or less and is rated A-1 or A-2 by S&P, P-1 or P-2 by Moody's, or F-1 or F-2 by Fitch;

 time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF"), or in institutions whose accounts are insured by the Savings Association Insurance Fund ("SAIF"), including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks which, if negotiable, mature in six months or less or if not negotiable, either mature in ninety days or less, or may be withdrawn upon notice not exceeding ninety days;

 bankers' acceptances issued by a BIF-insured bank, or issued by the bank's Edge Act subsidiary and guaranteed by the bank, with remaining maturities of nine months or less. The total acceptances of any bank held by the Fund cannot exceed 0.25% of such bank's total deposits according to the bank's last published statement of condition preceding the date of acceptance;
 preferred stock and other equity-related securities which generally have bond-like attributes, including zero coupon and/or convertible securities;


 convertible securities, irrespective of their ratings;



 equity securities;


 other securities which are deemed by the Fund's Adviser, to be consistent with the Fund's investment objective; and

 repurchase agreements collateralized by acceptable investments.


Under normal circumstances, the Fund will not invest more than 10% of its total assets in equity securities.


                           CORPORATE DEBT OBLIGATIONS


Although the corporate debt obligations in which the Fund will invest primarily are rated as investment grade by an NRSRO, or of comparable quality in the judgment of the Adviser, the Fund may invest not more than 35% of its net assets in corporate debt obligations that are not investment grade, but are rated in any category below BBB or Baa or are of comparable quality in the judgment of the Adviser (i.e., "junk bonds"). Corporate debt obligations that are below investment grade are high-yield, high-risk securities, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade securities, lower rated securities tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower rated securities may be more difficult to dispose of or to value than higher rated, lower-yielding securities. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments with respect to these securities than for higher rated securities.


The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.

                             AS A PERCENTAGE OF TOTAL
                               MARKET VALUE OF BOND
                                  HOLDINGS AS OF
CREDIT RATING                    OCTOBER 31, 1996
BB.....................                   11.0%
B......................                   14.1
CC & CCC...............                    0.4
                                         -----
                                          25.5%
                                         =====



                          U.S. GOVERNMENT OBLIGATIONS

The U.S. government obligations in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:


 direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;



 notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;



 notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and



 notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.



Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:

 the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

 discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

 the credit of the agency or instrumentality.

                              MUNICIPAL SECURITIES

Municipal securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

                            ASSET-BACKED SECURITIES

Asset-backed securities are created by the grouping of certain governmental, government related and private loans, receivables and other lender assets including vehicle installment purchase obligations and credit card receivables into pools. Interests in these pools are sold as individual securities and are not backed or guaranteed by the U.S. government and may not be secured. Payments from the asset pools may be divided into several different tranches of debt securities, with some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one branch of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.

Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

                              NON-MORTGAGE RELATED
                            ASSET-BACKED SECURITIES

The Fund may invest in non-mortgage related asset-backed securities including, but not limited to, interests in pools of receivables, such as credit card and accounts receivable and motor vehicle and other installment purchase obligations and leases. These securities may be in the form of pass-through instruments or asset-backed obligations. The securities, all of which are issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to collateralized mortgage obligations and mortgage pass-through securities, which are described below.

                                MORTGAGE RELATED
                            ASSET-BACKED SECURITIES

The Fund may also invest in various mortgage-related asset-backed securities. These types of investments may include adjustable rate mortgage securities, collateralized mortgage obligations, real estate mortgage investment conduits, or other securities collateralized by or representing an interest in real estate mortgages (collectively, "mortgage securities"). Many mortgage securities are issued or guaranteed by government agencies.

                            ADJUSTABLE RATE MORTGAGE
                              SECURITIES ("ARMS")

ARMs are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMs in which the Fund invests are issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMs issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMs issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

                            COLLATERALIZED MORTGAGE
                              OBLIGATIONS ("CMOS")

CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. CMOs purchased by the Fund may be:

 collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

 collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or

 securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

All CMOs purchased by the Fund are investment grade, as rated by a NRSRO.

                        REAL ESTATE MORTGAGE INVESTMENT
                              CONDUITS ("REMICS")

REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code (the "Code"). Issuers

of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

                               RESETS OF INTEREST

The interest rates paid on the ARMs, CMOs, and REMICs in which the Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, adjustable rate mortgage securities which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market. Certain residual interest tranches of CMOs may have adjustable interest rates that deviate significantly from prevailing market rates, even after the interest rate is reset, and are subject to correspondingly increased price volatility. In the event the Fund purchases such residual interest mortgage securities, it will factor in the increased interest and price volatility of such securities when determining its dollar-weighted average duration.

                                CAPS AND FLOORS

The underlying mortgages which collateralize the ARMs, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down:
(1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes.

These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

                                BANK INSTRUMENTS
The Fund only invests in bank instruments either issued by an institution having capital,

surplus and undivided profits over $100 million or insured by BIF or SAIF. Bank instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). Due to the fact that institutions issuing such instruments are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as the reserve requirements, loan limitations, examination, accounting, auditing, recordkeeping, and the public availability of information, these investments may present additional risks to investors.


                             CONVERTIBLE SECURITIES



Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock of the issuer or a related financial entity (for example, a merged or acquired company or partner). Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security held, such as DECS--(Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS--(Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS--(Preferred Equity Redeemable Stock, an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES--(Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it.

                       ZERO COUPON CONVERTIBLE SECURITIES

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to put the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

Federal income tax law requires the holder of a zero coupon convertible security to recognize income with respect to the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, the Fund will be required to distribute income accrued with respect to zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

                       RESTRICTED AND ILLIQUID SECURITIES


The Fund intends to invest in restricted securities and as a matter of fundamental investment policy, which may not be changed without shareholder approval, will limit such investments to no more than 10% of its net assets. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.


The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under the federal securities laws, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper, and possibly certain other restricted securities which meet the criteria for liquidity established by the Directors, are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Directors, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitations applicable to illiquid securities.
                               FOREIGN SECURITIES


The Fund may invest in foreign securities within the parameters of its investment objective, policies, and limitations. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investments in domestic issuers. These considerations include the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social, or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Transaction costs in foreign securities may be higher. The Adviser will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investments will meet the Fund's standards and objectives.



With respect to foreign governmental securities, the Fund reserves the right to invest up to 25% of its total assets in fixed income securities of foreign governmental units located within an individual foreign nation and to purchase or sell various currencies on either a spot or forward basis in connection with these investments. The Adviser will allocate investments among securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.


                        INVESTING IN SECURITIES OF OTHER
                              INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will only invest in other investment companies that are money market funds having an investment objective and policies similar to its own and primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. The Adviser to the Fund will waive its investment advisory fee on assets invested in securities of open-end investment companies.

                             TEMPORARY INVESTMENTS

The Fund may also invest temporarily in cash and cash items during times of unusual market conditions for defensive purposes and to maintain liquidity.

                             REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. Repurchase agreements are included within the definition of investment grade securities.

                             WHEN-ISSUED OR DELAYED
                             DELIVERY TRANSACTIONS


The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                        LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

                              PUT AND CALL OPTIONS

The Fund may purchase put options on financial futures contracts and put options on portfolio securities. Financial futures may include index futures. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. For the immediate future, the Fund will enter into futures contracts directly only when it desires to exercise a financial futures put option in its portfolio rather than either closing out the option or allowing it to expire. The Fund will only purchase puts on financial futures contracts which are traded on a nationally recognized exchange.


The Fund will generally purchase over-the-counter put options on portfolio securities in negotiated transactions with the writers of the options since options on the portfolio securities held by the Fund are typically not traded on an exchange. The Fund purchases options only from investment dealers and other financial associations (such as commercial banks or savings associations) deemed creditworthy by the Adviser.


In general, over-the-counter put options differ from exchange traded put options in the following respects. Over-the-counter put options are two party contracts with price and terms negotiated between buyer and seller, and such options are endorsed and/or guaranteed by third parties (such as a New York Stock Exchange member). Additionally, over-the-counter strike prices are adjusted to reflect dividend payments, initial strike prices are generally set at market, and option premiums (which are all time premiums) are amortized on a straight line basis over the life of the option. In contrast, exchange traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from the Clearing Corporation. Strike prices are not adjusted for dividends, and options are marked to market, thereby obviating the need to amortize the time premium. Exchange traded options have a continuous liquid market while over-the-counter options do not.

The Fund may also write call options on all or any portion of its portfolio in an effort to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The call options which the Fund writes and sells must be listed on a recognized options exchange. Although the Fund reserves the right to write covered call options on its entire portfolio, it will not write such options on more than 25% of its total assets unless a higher limit is authorized by its Directors.

The Fund may attempt to hedge the portfolio by entering into financial futures contracts and to write calls on financial futures contracts.

RISKS. When the Fund writes a call option, the Fund risks not participating in any rise in the value of the underlying security. In addition, when the Fund purchases puts on financial futures contracts to protect against declines in prices of portfolio securities, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and its corresponding put to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In such an event, the Fund may lose the purchase price of the put option. Finally, it is not certain that a secondary market for options will exist at all times. Although the Adviser will consider liquidity before entering into option transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. The Fund's ability to establish and close out option positions depends on this secondary market.

                              DERIVATIVE CONTRACTS
                                 AND SECURITIES

The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, such as asset-backed securities and mortgage-backed securities, including ARMs, CMOs, and REMICs, it will only do so in a manner consistent with its investment objectives, policies and limitations.

INVESTMENT LIMITATIONS

The Fund will not:

 borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings;

 lend any of its assets except portfolio securities up to one-third of the value of its total assets;

 sell securities short except, under strict limitations, it may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions; nor with respect to 75% of the value of its total assets, invest more than 5% in securities of any one issuer other than cash, cash items or securities issued or guaranteed by the government of the United States, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.


The above investment limitations cannot be changed without shareholder approval.


--------------------------------------------------------------------------------
                                NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

--------------------------------------------------------------------------------
                             INVESTING IN THE FUND

This prospectus offers investors three classes of Shares that carry sales charges and contingent deferred sales charges in different forms and amounts and which bear different levels of expenses:

                                 CLASS A SHARES


An investor who purchases Class A Shares pays a maximum sales charge of 4.50% at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies"). Class A Shares are distributed pursuant to a Rule 12b-1 plan whereby the distributor is paid a fee of up to .25%. Certain purchases of Class A Shares qualify for reduced sales charges. See "Reducing or Eliminating the Sales Charge." Class A Shares have no conversion feature.


                                 CLASS B SHARES


Class B Shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares also bear a higher 12b-1 fee than Class A Shares. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to Class B Shares' higher possible 12b-1 fee of up to .75%.


                                 CLASS C SHARES


Class C Shares are sold without an initial sales charge but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to Class C Shares' higher possible 12b-1 fee of up to .75%. Class C Shares have no conversion feature.


--------------------------------------------------------------------------------
                             HOW TO PURCHASE SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1,500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)

In connection with any sale, Federated Securities Corp., may from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.

INVESTING IN CLASS A SHARES

Class A Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                            SALES       SALES       DEALER
                            CHARGE      CHARGE    CONCESSION
                             AS A        AS A        AS A
                          PERCENTAGE  PERCENTAGE  PERCENTAGE
                          OF PUBLIC     OF NET    OF PUBLIC
                           OFFERING     AMOUNT     OFFERING
AMOUNT OF TRANSACTION       PRICE      INVESTED     PRICE*
Less than $100,000          4.50%       4.71%       4.00%
$100,000 but less than
  $250,000                  3.75%       3.90%       3.25%
$250,000 but less than
  $500,000                  2.50%       2.56%       2.25%
$500,000 but less than
  $1 million                2.00%       2.04%       1.80%
$1,000,000 or greater       0.00%       0.00%       0.25%


*See sub-section entitled "DEALER CONCESSION."

No sales charge is imposed for Class A Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, to "wrap accounts" or similar programs for the benefit of clients of financial institutions under which clients pay fees to such financial institutions, or to shareholders designated as Liberty Life Members. However, investors who purchase Shares through a trust department, investment adviser, wrap account, or retirement plan may be charged an additional service fee by the institution.

                               DEALER CONCESSION

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor, may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.

The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.

REDUCING OR ELIMINATING
THE SALES CHARGE

The sales charge can be reduced or eliminated on the purchase of Class A Shares through:

 quantity discounts and accumulated purchases;

 concurrent purchases;

 signing a 13-month letter of intent;

 using the reinvestment privilege; or

 purchases with proceeds from redemptions of unaffiliated investment company shares.

                             QUANTITY DISCOUNTS AND
                             ACCUMULATED PURCHASES


As shown in the table above, larger purchases reduce or eliminate the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge.


In addition, the sales charge, if applicable, is reduced or eliminated for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.


To receive the sales charge reduction or elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms or eliminates the purchases.


                              CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more Class A Shares in the Federated Funds, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $80,000 in one of the other Class A Shares in the Federated Funds with a sales charge, and $20,000 in this Fund, the sales charge would be reduced or eliminated.

To receive this sales charge reduction or elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

                                LETTER OF INTENT
If a shareholder intends to purchase at least $100,000 of shares of the funds in the Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced or eliminated by signing a letter of intent to that effect. This letter of intent includes a provision for a sales chargeadjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be released upon the fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.

While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any fund in the Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

                             REINVESTMENT PRIVILEGE

If Class A Shares in the Fund have been redeemed, the shareholder has a one-time right, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.
                          PURCHASES WITH PROCEEDS FROM
                          REDEMPTIONS OF UNAFFILIATED
                              INVESTMENT COMPANIES


Investors may purchase Class A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales charge or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50% for Shares purchased under this program. If Shares are purchased in this manner, Fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase.


INVESTING IN CLASS B SHARES

Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales charge, under certain circumstances described under "Contingent Deferred Sales Charge--Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed.

                          CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month eight full years after the purchase date, except as noted below, and will no longer be subject to a distribution services fee (see "Distribution of Shares"). Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales charge, fee or other charge. Class B Shares acquired by exchange from Class B Shares of another fund in the Federated Funds will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

INVESTING IN CLASS C SHARES

Class C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge see "Contingent Deferred Sales Charge--Class C Shares."

                          PURCHASING SHARES THROUGH A
                             FINANCIAL INSTITUTION

An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

The financial institution which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods (see "Other Payments to Financial Institution").

                           PURCHASING SHARES BY WIRE

To purchase Shares directly from Federated Securities Corp. by Federal Reserve wire, call the Fund. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

                           PURCHASING SHARES BY CHECK


Once an account has been established, Shares may be purchased by sending a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).


SPECIAL PURCHASE FEATURES

                         SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking or savings account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales charge, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.

                                RETIREMENT PLANS

Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

--------------------------------------------------------------------------------
                               EXCHANGE PRIVILEGE

                                 CLASS A SHARES

Class A shareholders may exchange all or some of their Shares for Class A Shares of other funds in the Federated Funds at net asset value. Neither the Fund nor any of the funds in the Federated Funds imposes any additional fees on exchanges.
                                 CLASS B SHARES
Class B shareholders may exchange all or some of their Shares for Class B Shares of other funds in the Federated Funds. (Not all funds in the Federated Funds currently offer Class B Shares. Contact your financial institution regarding the availability of other Class B Shares in the Federated Funds). Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares in other funds in the Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period.

                                 CLASS C SHARES

Class C shareholders may exchange all or some of their Shares for Class C Shares in other funds in the Federated Funds at net asset value without a contingent deferred sales charge. (Not all funds in the Federated Funds currently offer Class C Shares. Contact your financial institution regarding the availability of other Class C Shares in the Federated Funds.) Participants in a retirement plan under the Program may exchange some or all of their Shares for Class C Shares of other funds offered under their plan at net asset value without a contingent deferred sales charge. To the extent that a shareholder exchanges Shares for Class C Shares in other funds in the Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."


Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your Shares may be exchanged free of charge.


Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any funds in the Federated Funds, as long as they maintain a $500 balance in one of the Federated Funds.

REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.


Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of Shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.


Further information on the exchange privilege and prospectuses for the Federated Funds are available by contacting the Fund.

                                TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.

                               MAKING AN EXCHANGE


Instructions for exchanges for the Liberty Family of Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Shareholder Services Company, 1099 Hingham Street, Rockland, Massachusetts 02370-3317.


                             TELEPHONE INSTRUCTIONS

Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.


Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a Fund will not receive any dividend that is payable to shareholders of record on that date. This privilege may be modified or terminated at any time.


--------------------------------------------------------------------------------

                              HOW TO REDEEM SHARES
Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below. Redemptions of Shares held through retirement plans will be governed by the requirements of the respective plans.

                         REDEEMING SHARES THROUGH YOUR
                             FINANCIAL INSTITUTION

Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

                         REDEEMING SHARES BY TELEPHONE

Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

                            REDEEMING SHARES BY MAIL


Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name and the Class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

                         SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales charge, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B and C Shares.


CONTINGENT DEFERRED SALES CHARGE

Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:

                                 CLASS A SHARES

Class A Shares purchased under a periodic special offering with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Class A Shares at the time of purchase or the net asset value of the redeemed Class A Shares at the time of redemption.

                                 CLASS B SHARES

Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:

                                CONTINGENT
    YEAR OF REDEMPTION           DEFERRED
      AFTER PURCHASE           SALES CHARGE
First                             5.50%
Second                            4.75%
Third                             4.00%
Fourth                            3.00%
Fifth                             2.00%
Sixth                             1.00%
Seventh and thereafter            0.00%


                                 CLASS C SHARES

Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.

                        CLASS A SHARES, CLASS B SHARES,
                               AND CLASS C SHARES


The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order:
(1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares; (3) Shares held for fewer than six years with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for Shares of other funds in the Federated Funds in the same class (see "Exchange Privilege"). In determining the applicablity of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").


ELIMINATION OF CONTINGENT
DEFERRED SALES CHARGE


The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements; and (4) qualifying redemptions of Class B Shares under a Systematic Withdrawal Program. To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account: that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has a value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program contact your financial intermediary or the Fund. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, and their immediate family members; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Fund reserves the right to discontinue or modify the elimination of the contingent deferred sales charge. Shareholders will be notified of a discontinuation. Any shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that the shareholder is entitled to such elimination.


--------------------------------------------------------------------------------
                               ACCOUNT AND SHARE
                                  INFORMATION

                         CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Shareholder Services Company.


Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

                                   DIVIDENDS


Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that month's dividend.


                                 CAPITAL GAINS

Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

                           ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Share required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share Class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

--------------------------------------------------------------------------------
                                FUND INFORMATION

MANAGEMENT OF THE CORPORATION

                               BOARD OF DIRECTORS

The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

                               INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

                                 ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to .75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver at any time at its sole discretion.

                              ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.



Joseph M. Balestrino has been the Fund's portfolio manager since June, 1992 and is responsible for managing the allocation of fixed income assets (between investment grade and high yield). Mr. Balestrino also manages the investment grade portion of the Fund. Mr. Balestrino joined Federated Investors in 1986 and has been a Vice President of the Fund's investment adviser since 1995. Mr. Balestrino served as an Assistant Vice President of the investment adviser from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.



Mark E. Durbiano has been the Fund's portfolio manager since June, 1992 and is responsible for managing the high yield portion of the Fund. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of the Fund's investment adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.


DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor will pay dealers an amount equal to 5.5% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.


The distributor may offer to pay financial institutions an amount equal to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

                             DISTRIBUTION PLAN AND
                              SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of up to .25% for Class A Shares and up to .75% for Class B Shares and Class C Shares of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Class A Shares, and shareholders of Class A Shares will be notified if the Fund intends to charge a fee under the Distribution Plan. For Class A Shares and Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Plan. The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.


In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("shareholder services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


                            SUPPLEMENTAL PAYMENTS TO
                             FINANCIAL INSTITUTIONS

With respect to Class A Shares, Class B Shares, and Class C Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services may pay supplemental fees from their own assets to financial institutions as financial assistance for providing substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES


Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Corporation. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:

     MAXIMUM
  ADMINISTRATIVE          AVERAGE AGGREGATE
       FEE                DAILY NET ASSETS
      0.15%         on the first $250 million
      0.125%        on the next $250 million
      0.10%         on the next $250 million
      0.075%        on assets in excess of
                    $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


--------------------------------------------------------------------------------
                            SHAREHOLDER INFORMATION

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote. As of February 5, 1997, MLPF&S, Jacksonville, Florida, acting in various capacities for numerous accounts, was the owner of record of approximately 1,021,153 (38.27%) of the Class C Shares of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding Shares of all series entitled to vote.

--------------------------------------------------------------------------------

                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

STATE AND LOCAL TAXES

Fund Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
--------------------------------------------------------------------------------
                            PERFORMANCE INFORMATION


From time to time, the Fund advertises its total return and yield for each class of Shares including Class F Shares (described under "Other Classes of Shares").


Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales charge or contingent deferred sales charges, which, if excluded, would increase the total return and yield.


Total return and yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares.



From time to time, advertisements for the Class A Shares, Class B Shares, Class C Shares, and Class F Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, Class C Shares, and Class F Shares to certain indices.


--------------------------------------------------------------------------------
                            OTHER CLASSES OF SHARES


The Fund also offers another class of shares called Class F Shares. Class F Shares are sold primarily to customers of financial institutions subject to a front-end sales charge, a contingent deferred sales charge and a minimum initial investment of $1,500, unless the investment is in a retirement account in which the minimum investment is $50.



Shares and Class F Shares are subject to certain of the same expenses; however, the front-end sales charge for Class F Shares is lower than that for Class A Shares. Expense differences, however, between Shares and Class F Shares may affect the performance of each class.



To obtain more information and a prospectus for Class F Shares, investors may call 1-800-341-7400 or contact their financial institution.


--------------------------------------------------------------------------------
                                    APPENDIX
                                  (UNAUDITED)

STANDARD AND POOR'S RATINGS GROUP ("S&P") CORPORATE BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBBrating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB rating.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

FITCH INVESTORS SERVICE, INC.,
LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shortterm debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligator's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

--------------------------------------------------------------------------------
                                   ADDRESSES


                         Investment Series Funds, Inc.
                              Federated Bond Fund
                                 Class A Shares
                                 Class B Shares
                                 Class C Shares
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779


                                  DISTRIBUTOR
                           Federated Securities Corp.
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                               INVESTMENT ADVISER
                               Federated Advisers
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                                   CUSTODIAN
                             State Street Bank and
                                 Trust Company
                                 P.O. Box 8600
                        Boston, Massachusetts 02266-8600


                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                     Federated Shareholder Services Company
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779


                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                               One Oxford Center
                         Pittsburgh, Pennsylvania 15219


                                        FEDERATED BOND FUND

                                        (A PORTFOLIO OF INVESTMENT
                                        SERIES FUNDS, INC.)
                                        CLASS A SHARES, CLASS B SHARES,
                                        CLASS C SHARES

                                        PROSPECTUS

                                        An Open-End, Diversified
                                        Management Investment Company

                                        February 28, 1997

[LOGO OF FEDERATED INVESTORS]

Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.




       Cusip 461444507
       Cusip 461444606
       Cusip 461444705
       G01271-01 (2/97)


[RECYCLED PAPER LOGO]



FEDERATED BOND FUND
(A PORTFOLIO OF INVESTMENT SERIES FUNDS, INC.)
CLASS F SHARES
(formerly, Fortress Shares)

PROSPECTUS

The shares of Federated Bond Fund (the "Fund") represent interests in a diversified portfolio of securities which is an investment portfolio of Investment Series Funds, Inc. (the "Corporation"), an open-end management investment company (a mutual fund).

The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in a portfolio of investment grade bonds.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


This prospectus contains the information you should read and know before you invest in Class F Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated February 28, 1997 for Class A Shares, Class B Shares, Class C Shares, and Class F Shares. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated February 28, 1997



                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1

Financial Highlights...........................................................2

General Information............................................................3

Investment Information.........................................................3
  Investment Objective.........................................................3
  Investment Policies..........................................................3
  Investment Limitations......................................................13

Net Asset Value...............................................................13


Investing in Class F Shares...................................................14

  Share Purchases.............................................................14
  Minimum Investment Required.................................................14
  What Shares Cost............................................................14
  Eliminating the Sales Charge................................................15
  Systematic Investment Program...............................................16
  Exchange Privileges.........................................................17
  Certificates and Confirmations..............................................17
  Dividends and Distributions.................................................17
  Retirement Plans............................................................17


Redeeming Class F Shares......................................................18

  Through a Financial Institution.............................................18
  Contingent Deferred Sales Charge............................................19
  Systematic Withdrawal Program...............................................20
  Accounts with Low Balances..................................................20
  Exchanges for Shares of Other Funds.........................................20

Fund Information..............................................................21
  Management of the Corporation...............................................21

  Distribution of Class F Shares..............................................22

  Administration of the Fund..................................................23

Shareholder Information.......................................................23
  Voting Rights...............................................................23

Tax Information...............................................................24
  Federal Income Tax..........................................................24
  State & Local Taxes.........................................................24

Performance Information.......................................................24

Other Classes of Shares.......................................................25

Appendix......................................................................25
Addresses.....................................................................28


                            SUMMARY OF FUND EXPENSES
                              FEDERATED BOND FUND

                                                       CLASS F SHARES
                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)....................................       1.00%
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)............................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price
  or redemption proceeds, as applicable) (1).....................................................................       1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)...............................................       None
Exchange Fee.....................................................................................................       None
                                                 ANNUAL OPERATING EXPENSES
                                          (As a percentage of average net assets)
Management Fee (after waiver) (2)................................................................................       0.55%
12b-1 Fee........................................................................................................       None
Total Other Expenses.............................................................................................       0.53%
    Shareholder Services Fee (after waiver) (3).......................................................       0.23%
         Total Operating Expenses (4)............................................................................       1.08%

                                                       CLASS F SHARES
                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).........................
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................................
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable) (1)..........................................................
Redemption Fee (as a percentage of amount redeemed, if applicable)....................................
Exchange Fee..........................................................................................
                                                 ANNUAL OPERATING EXPENSES
                                          (As a percentage of average net assets)
Management Fee (after waiver) (2).....................................................................
12b-1 Fee.............................................................................................
Total Other Expenses..................................................................................
    Shareholder Services Fee (after waiver) (3).......................................................
         Total Operating Expenses (4).................................................................


(1) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within four years of their purchase date. (See "Contingent Deferred Sales Charge").

(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(4) The total operating expenses were 1.30% absent the voluntary waivers of portions of the management fee and shareholder services fee.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class F Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class F Shares" and "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                         1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period; and (3)
payment of the maximum sales charge..........................................     $31        $55        $69       $140
You would pay the following expenses on the same investment, assuming no
redemption...................................................................     $21        $44        $69       $140


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FEDERATED BOND FUND
                      FINANCIAL HIGHLIGHTS--CLASS F SHARES
                          (FORMERLY, FORTRESS SHARES)
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated December 16, 1996, on the Fund's financial statements for the year ended October 31, 1996 is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Fund's Financial Statements and Notes thereto, which may be obtained from the Fund.

                                                     YEAR ENDED OCTOBER 31,                       YEAR ENDED DECEMBER 31,
                                       1996       1995       1994       1993       1992(A)      1991       1990       1989
NET ASSET VALUE, BEGINNING OF
PERIOD                               $    9.76  $    9.08  $   10.30  $    9.23   $    8.81   $    6.89  $    8.79  $    9.86
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
  Net investment income                   0.71       0.79       0.76       0.77        0.59        1.01       1.08       1.23
-----------------------------------
  Net realized and unrealized gain
  (loss) on investments                  (0.04)      0.65      (1.09)      1.07        0.43        1.92      (1.84)     (1.07)
-----------------------------------  ---------  ---------  ---------  ---------  -----------  ---------  ---------  ---------
  Total from investment operations        0.67       1.44      (0.33)      1.84        1.02        2.93      (0.76)      0.16
-----------------------------------  ---------  ---------  ---------  ---------  -----------  ---------  ---------  ---------
LESS DISTRIBUTIONS
-----------------------------------
  Distributions from net investment
  income                                 (0.71)     (0.76)     (0.75)     (0.77)      (0.60)      (1.01)     (1.14)     (1.23)
-----------------------------------
  Distributions from net realized
  gain on investment transactions       --         --          (0.14)    --          --          --         --         --
-----------------------------------  ---------  ---------  ---------  ---------  -----------  ---------  ---------  ---------
  Total distributions                    (0.71)     (0.76)     (0.89)     (0.77)      (0.60)      (1.01)     (1.14)     (1.23)
-----------------------------------  ---------  ---------  ---------  ---------  -----------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD       $    9.72  $    9.76  $    9.08  $   10.30   $    9.23   $    8.81  $    6.89  $    8.79
-----------------------------------  ---------  ---------  ---------  ---------  -----------  ---------  ---------  ---------
TOTAL RETURN (C)                          7.18%     16.51%     (3.41%)     20.61%      11.79%     44.62%     (9.59%)      1.32%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
  Expenses                                1.08%      1.03%      1.05%      1.04%       0.49%*      1.00%      1.01%      1.14%
-----------------------------------
  Net investment income                   7.38%      8.20%      7.92%      7.69%       8.05%*     12.17%     13.43%     12.81%
-----------------------------------
  Expense waiver/reimbursement (d)        0.22%      0.31%      0.33%      0.61%       2.01%*      1.50%      1.49%      1.36%
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
  Net assets, end of period
  (000 omitted)                       $267,720   $195,502   $146,270    $125,762     $54,886      $6,068     $7,484    $4,734
-----------------------------------
  Portfolio Turnover                        49%        77%        74%        51%         49%         33%        28%        38%
-----------------------------------

                                       1988(B)
NET ASSET VALUE, BEGINNING OF
PERIOD                                $   10.06
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
  Net investment income                    0.61
-----------------------------------
  Net realized and unrealized gain
  (loss) on investments                   (0.16)
-----------------------------------  -----------
  Total from investment operations         0.45
-----------------------------------  -----------
LESS DISTRIBUTIONS
-----------------------------------
  Distributions from net investment
  income                                  (0.65)
-----------------------------------
  Distributions from net realized
  gain on investment transactions        --
-----------------------------------  -----------
  Total distributions                     (0.65)
-----------------------------------  -----------
NET ASSET VALUE, END OF PERIOD        $    9.86
-----------------------------------  -----------
TOTAL RETURN (C)                           4.62%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
  Expenses                                 1.00%*
-----------------------------------
  Net investment income                   12.58%*
-----------------------------------
  Expense waiver/reimbursement (d)         1.00%*
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
  Net assets, end of period
  (000 omitted)                          $4,968
-----------------------------------
  Portfolio Turnover                         31%
-----------------------------------


 * Computed on an annualized basis.

 (a) During the ten month period, the Fund changed its fiscal year-end from December 31 to October 31.

 (b) Reflects operations for the period from July 8, 1988 (date of initial public investment) to December 31, 1988.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report for the fiscal year ended October 31, 1996, which can be obtained free of charge.



                              GENERAL INFORMATION


The Corporation was organized under the laws of the State of Maryland on May 20, 1992. Prior to February 5, 1993, the Fund was operated as a portfolio of Investment Series Trust, a Massachusetts business trust established pursuant to a Declaration of Trust dated March 17, 1987. The Articles of Incorporation permit the Fund to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Directors (the "Directors") has established four classes of shares, known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares. This prospectus relates only to Class F Shares ("Shares," or "Class F Shares," as the context requires) of the Fund.


Shares of the Fund are designed primarily for individuals and institutions seeking as high a level of current income as is consistent with the preservation of capital by investing in a portfolio of investment grade bonds. A minimum initial investment of $1,500 is required, unless the investment is in a retirement account, in which case the minimum initial investment is $50.

Shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value. However, a contingent deferred sales charge is imposed on Shares, other than shares purchased through reinvestment of dividends, which are redeemed within one to four years of their purchase date.


The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.



                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective stated above cannot be changed without the approval of shareholders. Unless stated otherwise, the investment policies of the Fund described below may be changed without shareholder approval.

INVESTMENT POLICIES

                             ACCEPTABLE INVESTMENTS


The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be
invested in such bonds.    Additionally,     at least 65% of the Fund's net
assets will be invested in investment grade securities, including repurchase agreements collateralized by such investment grade securities. Investment grade securities are generally described as securities that are rated in one of the top four rating categories by a nationally recognized statistical rating organization ("NRSRO"), such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), or Fitch Investors Service, Inc. ("Fitch") or that are unrated but determined by the Fund's investment adviser to be of comparable quality. Permitted investments include:



 domestic or foreign corporate debt obligations;


 obligations of the United States;

 notes, bonds, and discount notes of the following U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Farm Credit System (including the National Bank for Cooperatives and Banks for Cooperatives), Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration;
 taxable municipal debt obligations (as a matter of operating policy, the lowest rated municipal debt obligations in which the Fund will invest will be rated BBB or better by an NRSRO, or which are of comparable quality in the judgment of the Fund's investment adviser);

 asset-backed securities;
 commercial paper that matures in 270 days or less and is rated A-1 or A-2 by S&P, P-1 or P-2 by Moody's, or F-1 or F-2 by Fitch;

 time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF"), or in institutions whose accounts are insured by the Savings Association Insurance Fund ("SAIF"), including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks which, if negotiable, mature in six months or less or if not negotiable, either mature in ninety days or less, or may be withdrawn upon notice not exceeding ninety days;
 bankers' acceptances issued by a BIF-insured bank, or issued by the bank's Edge Act subsidiary and guaranteed by the bank, with remaining maturities of nine months or less. The total acceptances of any bank held by the Fund cannot exceed 0.25% of such bank's total deposits according to the bank's last published statement of condition preceding the date of acceptance;

 convertible securities, irrespective of their ratings;

 preferred stock and other equity-related securities which generally have bond-like attributes, including zero coupon and/or convertible securities;


 convertible securities, irrespective of their ratings;


  equity securities;
-


 other securities which are deemed by the Fund's investment adviser, Federated Advisers (the "Adviser"), to be consistent with the Fund's investment objective; and

 repurchase agreements collateralized by acceptable investments.


Under normal circumstances, the Fund will not invest more than 10% of its total assets in equity securities.


                           CORPORATE DEBT OBLIGATIONS


Although the corporate debt obligations in which the Fund will invest primarily are rated as investment grade by an NRSRO, or of comparable quality in the judgment of the Adviser, the Fund may invest not more than 35% of its net assets in corporate debt obligations that are not investment grade, but are rated in any category below BBB or Baa or are of comparable quality in the judgment of the Adviser (i.e. "junk bonds"). Corporate debt obligations that are below investment grade are high-yield, high-risk securities, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade securities, lower rated securities tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower rated securities may be more difficult to dispose of or to value than higher rated, lower-yielding securities. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments with respect to these securities than for higher rated securities.


The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.



                       AS A PERCENTAGE OF TOTAL
                         MARKET VALUE OF BOND
CREDIT RATING       HOLDINGS AS OF OCTOBER 31, 1996
BB                                  11.0%
B                                   14.1%
CC & CCC                             0.4%
                                  ------
                                    25.5%
                                  ------



                          U.S. GOVERNMENT OBLIGATIONS

The U.S. government obligations in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:


  direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes,
-
  and bonds;



  notes, bonds, and discount notes issued or guaranteed by U.S. government
-
  agencies and instrumentalities supported by the full faith and credit of the United States;



  notes, bonds, and discount notes of U.S. government agencies or
-
  instrumentalities which receive or have access to federal funding; and



  notes, bonds and discount notes of other U.S. government instrumentalities
-
  supported only by the credit of the instrumentalities.



Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:


 the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

 discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

 the credit of the agency or instrumentality.

                              MUNICIPAL SECURITIES

Municipal securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

                            ASSET-BACKED SECURITIES

Asset-backed securities are created by the grouping of certain governmental, government related and private loans, receivables and other lender assets including vehicle installment purchase obligations and credit card receivables into pools. Interests in these pools are sold as individual securities and are not backed or guaranteed by the U.S. government and may not be secured. Payments from the asset pools may be divided into several different tranches of debt securities, with some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranch of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.

Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

                              NON-MORTGAGE RELATED
                            ASSET-BACKED SECURITIES

The Fund may invest in non-mortgage related asset-backed securities including, but not limited to, interests in pools of receivables, such as credit card and accounts receivable and motor vehicle and other installment purchase obligations and leases. These securities may be in the form of pass-through instruments or asset-backed obligations. The securities, all of which are issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to collateralized mortgage obligations and mortgage pass-through securities, which are described below.

                                MORTGAGE RELATED
                            ASSET-BACKED SECURITIES

The Fund may also invest in various mortgage-related asset-backed securities. These types of investments may include adjustable rate mortgage securities, collateralized mortgage obligations, real estate mortgage investment conduits, or other securities collateralized by or representing an interest in real estate mortgages (collectively, "mortgage securities"). Many mortgage securities are issued or guaranteed by government agencies.

                            ADJUSTABLE RATE MORTGAGE
                              SECURITIES ("ARMS")

ARMs are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. The ARMs in which the Fund invests are issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMs issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMs issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

                            COLLATERALIZED MORTGAGE
                              OBLIGATIONS ("CMOS")

CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. CMOs purchased by the Fund may be:

 collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

 collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or

 securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

All CMOs purchased by the Fund are investment grade, as rated by a NRSRO.

                        REAL ESTATE MORTGAGE INVESTMENT
                              CONDUITS ("REMICS")

REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code (the "Code"). Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

                               RESETS OF INTEREST

The interest rates paid on the ARMs, CMOs, and REMICs in which the Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, adjustable rate mortgage securities which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market. Certain residual interest tranches of CMOs may have adjustable interest rates that deviate significantly from prevailing market rates, even after the interest rate is reset, and are subject to correspondingly increased price volatility. In the event the Fund purchases such residual interest mortgage securities, it will factor in the increased interest and price volatility of such securities when determining its dollar-weighted average duration.

                                CAPS AND FLOORS
The underlying mortgages which collateralize the ARMs, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down:
(1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes.
These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

                                BANK INSTRUMENTS

The Fund only invests in bank instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by BIF or SAIF. Bank instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). Due to the fact that institutions issuing such instruments are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as the reserve requirements, loan limitations, examination, accounting, auditing, recordkeeping, and the public availability of information, these investments may present additional risks to investors.


                             CONVERTIBLE SECURITIES



Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock of the issuer or a related financial entity (for example, a merged or acquired company or partner). Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which cap or otherwise limit returns to the convertible security held, such as DECS--(Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security), LYONS--(Liquid Yield Option Notes, which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS--(Preferred Equity Redeemable Stock, an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES--(Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue).

Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it.

                       ZERO COUPON CONVERTIBLE SECURITIES

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to put the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

Federal income tax law requires the holder of a zero coupon convertible security to recognize income with respect to the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, the Fund will be required to distribute income accrued with respect to zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

                       RESTRICTED AND ILLIQUID SECURITIES




The Fund intends to invest in restricted securities and as a matter of fundamental investment policy, which may not be changed without shareholder approval, will limit such investments to no more than 10% of its net assets. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.


The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under the federal securities laws, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper, and possibly certain other restricted securities which meet the criteria for liquidity established by the

Directors, are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Directors, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitations applicable to illiquid securities.

                               FOREIGN SECURITIES

The Fund may invest in foreign securities within the parameters of its investment objective, policies, and limitations. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investments in domestic issuers. These considerations include the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social, or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Transaction costs in foreign securities may be higher. The Adviser will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investments will meet the Fund's standards and objectives.



With respect to foreign governmental securities, the Fund reserves the right to invest up to 25% of its total assets in fixed income securities of foreign governmental units located within an individual foreign nation and to purchase or sell various currencies on either a spot or forward basis in connection with these investments. The Adviser will allocate investments among securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it.


             INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will only invest in other investment companies that are money market funds having an investment objective and policies similar to its own and primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. The Adviser to the Fund will waive its investment advisory fee on assets invested in securities of open-end investment companies.

                             TEMPORARY INVESTMENTS

The Fund may also invest temporarily in cash and cash items during times of unusual market conditions for defensive purposes and to maintain liquidity.

                             REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. Repurchase agreements are included within the definition of investment grade securities.

                             WHEN-ISSUED OR DELAYED
                             DELIVERY TRANSACTIONS


The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                        LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

                              PUT AND CALL OPTIONS

The Fund may purchase put options on financial futures contracts and put options on portfolio securities. Financial futures may include index futures. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. For the immediate future, the Fund will enter into futures contracts directly only when it desires to exercise a financial futures put option in its portfolio rather than either closing out the option or allowing it to expire. The Fund will only purchase puts on financial futures contracts which are traded on a nationally recognized exchange.


The Fund will generally purchase over-the-counter put options on portfolio securities in negotiated transactions with the writers of the options since options on the portfolio securities held by the Fund are typically not traded on an exchange. The Fund purchases options only from investment dealers and other financial associations (such as commercial banks or savings associations) deemed creditworthy by the Adviser.


In general, over-the-counter put options differ from exchange traded put options in the following respects. Over-the-counter put options are two party contracts with price and terms negotiated between buyer and seller, and such options are endorsed and/or guaranteed by third parties (such as a New York Stock Exchange member). Additionally, over-the-counter strike prices are adjusted to reflect dividend payments, initial strike prices are generally set at market, and option premiums (which are all time premiums) are amortized on a straight line basis over the life of the option. In contrast, exchange traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from the Clearing Corporation. Strike prices are not adjusted for dividends, and options are marked to market, thereby obviating the need to amortize the time premium. Exchange traded options have a continuous liquid market while over-the-counter options do not.

The Fund may also write call options on all or any portion of its portfolio in an effort to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. The call options which the Fund writes and sells must be listed on a recognized options exchange. Although the Fund reserves the right to write covered call options on its entire portfolio, it will not write such options on more than 25% of its total assets unless a higher limit is authorized by its Directors.

The Fund may attempt to hedge the portfolio by entering into financial futures contracts and to write calls on financial futures contracts.

RISKS. When the Fund writes a call option, the Fund risks not participating in any rise in the value of the underlying security. In addition, when the Fund purchases puts on financial futures contracts to protect against declines in prices of portfolio securities, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and its corresponding put to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In such an event, the Fund may lose the purchase price of the put option. Finally, it is not certain that a secondary market for options will exist at all times. Although the Adviser will consider liquidity before entering into option transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. The Fund's ability to establish and close out option positions depends on this secondary market.

                              DERIVATIVE CONTRACTS
                                 AND SECURITIES

The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, such as asset-backed securities and mortgage-backed securities, including ARMs, CMOs, and REMICs, it will only do so in a manner consistent with its investment objectives, policies and limitations.

INVESTMENT LIMITATIONS

The Fund will not:

 borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings;
 lend any of its assets except portfolio securities up to one-third of the value of its total assets;
 sell securities short except, under strict limitations, it may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions; nor with respect to 75% of the value of its total assets, invest more than 5% in securities of any one issuer other than cash, cash items or securities issued or guaranteed by the government of the United States, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

The above investment limitations cannot be changed without shareholder approval.


                                NET ASSET VALUE


The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Class F Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Class F Shares in the liabilities of the Fund and those attributable to Class F Shares, and dividing the remainder by the total number of Class F Shares outstanding. The net asset value for Class F Shares may differ from that of Class A Shares, Class B Shares, and Class C Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


                          INVESTING IN CLASS F SHARES


SHARE PURCHASES


Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased through a financial institution that has a sales agreement with the distributor, or directly from the distributor, Federated Securities Corp., either by mail or by wire. In connection with the sale of Shares, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investors. The Fund reserves the right to reject any purchase request.


                        THROUGH A FINANCIAL INSTITUTION

An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be ransmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

The financial institution which maintains investor accounts with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods (see "Other Payments to Financial Institutions").

                                DIRECTLY BY MAIL

To purchase Shares by mail directly from Federated Securities Corp.:

 complete and sign the new account form available from the Fund;


 enclose a check made payable to Federated Bond Fund--Class F Shares; and



 mail both to the Fund's transfer agent, Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600.


Orders by mail are considered received after payment by check is converted by the transfer agent's bank into federal funds. This is generally the next business day after the transfer agent's bank receives the check.

                                DIRECTLY BY WIRE

To purchase Shares directly from Federated Securities Corp. by Federal Reserve wire, call the Fund. All information needed will be taken over the telephone, and the order is considered received when the transfer agent's bank receives payment by wire.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $1,500, except for an IRA account, which requires a minimum initial investment of $50. Subsequent investments must be in amounts of at least $100, except for an IRA account, which must be in amounts of at least $50.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales charge of 1.00% of the offering price (which is 1.01% of the net amount invested). There is no sales charge for purchases of $1 million or more.


In addition, no sales charge is imposed for Shares purchased through bank trust departments or investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients, or by sales representatives, Directors, and employees of the Fund, the Adviser, and Federated Securities Corp., or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp., their spouses and children under age 21, or any trusts or pension or profit-sharing plans for these persons or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp., or its affiliates, to the extent that no payment was advanced for purchases made by such entities. Unaffiliated institutions through whom Shares are purchased may charge fees for services provided which may be related to the ownership of Fund Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to services provided, the fees charged for these services, and any restrictions and limitations imposed. Under certain circumstances, described under "Redeeming Class F Shares," shareholders may be charged a contingent deferred sales charge by the distributor at the time Shares are redeemed.


                               DEALER CONCESSION

For sales of Shares, broker/dealers will normally receive 100% of the applicable sales charge. Any portion of the sales charge which is not paid to a broker/dealer will be retained by the distributor. However, from time to time, and at the sole discretion of the distributor, all or a part of that portion may be paid to a dealer. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.

ELIMINATING THE SALES CHARGE

The sales charge can be eliminated on the purchase of Shares through:

 quantity discounts and accumulated purchases;

 signing a 13-month letter of intent;

 using the reinvestment privilege; or

 concurrent purchases.


                             QUANTITY DISCOUNTS AND
                             ACCUMULATED PURCHASES


There is no sales charge for purchases of $1 million or more. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $900,000 and he purchases $100,000 more at the current public offering price, there will be no sales charge on the additional purchase. The Fund will also combine purchases for the purpose of reducing the contingent deferred sales charge imposed on some Share redemptions. For example, if a shareholder already owns Shares having current value at a public offering price of $1 million and purchases an additional $1 million at the current public offering price, the applicable contingent deferred sales charge would be reduced to .50% of those additional Shares. For more information on the levels of contingent deferred sales charges and holding periods, see the section entitled "Contingent Deferred Sales Charge."

To receive the sales charge elimination and/or the contingent deferred sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by the shareholder's financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will eliminate the sales charge and/or reduce the contingent deferred sales charge after it confirms the purchases.

                                LETTER OF INTENT

If a shareholder intends to purchase at least $1 million of Shares over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge elimination depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold 1.00% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.
The 1.00% held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent, which must be $1 million or more of Shares, is not purchased. In this event, an appropriate number of escrowed Shares may be redeemed in order to realize the 1.00% sales charge.

This letter of intent also includes a provision for reductions in the contingent deferred sales charge and holding period depending on the amount actually purchased within the 13-month period. For more information on the various levels of contingent deferred sales charges and holding periods, see the section entitled "Contingent Deferred Sales Charge."

This letter of intent will not obligate the shareholder to purchase Shares. The letter may be dated as of a prior date to include any purchases made within the past 90 days (purchases within the prior 90 days may be used to fulfill the requirements of the letter of intent; however, the sales charge on such purchases will not be adjusted to reflect a lower sales charge).

                             REINVESTMENT PRIVILEGE

If Shares have been redeemed, the shareholder has a one-time right, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to receive this elimination of the sales charge. If the shareholder redeems his Shares, there may be tax consequences.

                              CONCURRENT PURCHASES


For purposes of qualifying for a sales charge elimination, a shareholder has the privilege of combining concurrent purchases of two or more Class F Shares in certain other funds for which affiliates of Federated Investors serve as principal underwriter or investment adviser ("Federated Funds"), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $400,000 in Class F Shares of one of the other Federated Funds, and $600,000 in Shares, the sales charge would be eliminated.


To receive this sales charge elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate the sales charge after it confirms the purchases.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in amounts of not less than $100 per transaction. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund, plus the 1.00% sales charge for purchases under $1 million. A shareholder may apply for participation in this program through Federated Securities Corp. or his financial institution.

EXCHANGE PRIVILEGES


Class F Shares in the Federated Funds may be exchanged for Shares at net asset value without a sales charge (if previously paid) or a contingent deferred sales charge.

Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Shareholders who desire to automatically exchange Shares of a predetermined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Further information on these exchange privileges is available by calling Federated Securities Corp. or the shareholder's financial institution.

Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your Shares may be exchanged free of charge.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during that month.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the transfer agent.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans (including 401(k) and 403(b) plans) or for individual retirement accounts
(IRAs). For further details, contact Federated Securities Corp. and consult with a tax adviser.



                            REDEEMING CLASS F SHARES


The Fund redeems Shares at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution or directly from the Fund by written request.

THROUGH A FINANCIAL INSTITUTION

A shareholder may redeem Shares by calling his financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

                         REDEEMING SHARES BY TELEPHONE

Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about the telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

                            REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: the Fund name and the Class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

CONTINGENT DEFERRED SALES CHARGE

Shareholders redeeming Shares from their Fund accounts within certain time periods of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of the lesser of the original price or the net asset value of the Shares redeemed as follows:

                                              CONTINGENT
                                               DEFERRED
AMOUNT OF PURCHASE        SHARES HELD        SALES CHARGE
                       4 full years or
Up to $1,999,999       less                         1.00%
$2,000,000 to          2 full years or
  $4,999,999           less                          .50%
                       1 full year or
$5,000,000 or more     less                          .25%



In determining the applicability of the contingent deferred sales charge, the required holding period for your new Class F Shares received through an exchange will include the period for which your original Class F Shares were held.



In instances in which Shares have been acquired in exchange for Class F Shares in the Federated Funds, (i) the purchase price is the price of the shares when originally purchased and (ii) the time period during which the shares are held will run from the date of the original purchase. The contingent deferred sales charge will not be imposed on shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In computing the amount of contingent deferred sales charge for accounts with shares subject to a single holding period, if any, redemptions are deemed to have occurred in the following order: 1) first of shares acquired through the reinvestment of dividends and long-term capital gains, 2) second of purchases of shares occurring prior to the number of years necessary to satisfy the applicable holding period, and 3) finally of purchases of shares occurring within the current holding period. For accounts with shares subject to multiple share holding periods, the redemption sequence will be determined first, with reinvested dividends and long-term capital gains, and second, on a first-in, first-out basis.


The contingent deferred sales charge will not be imposed when a redemption results from a tax-free return under the following circumstances: (i) a total or partial distribution from a qualified plan, other than an IRA, Keogh Plan, or a custodial account, following retirement; (ii) a total or partial distribution from an IRA, Keogh Plan, or a custodial account after the beneficial owner attains age 59-1/2; or (iii) from the death or disability of the beneficial owner. The exemption from the contingent deferred sales charge for qualified plans, an IRA, Keogh Plan, or a custodial account does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment. Contingent deferred sales charges are not charged in connection with exchanges of Shares for Class F Shares in the Federated Funds, or in connection with redemptions by the Fund of accounts with low balances. Shares of the Fund originally purchased through a bank trust department or investment adviser registered under the Investment Advisers Act of 1940, and third-party administrators acting on behalf of deferred contribution plans, are not subject to the contingent deferred sales charge, to the extent that no payment was advanced for purchases made by such entities.


SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder; the minimum withdrawal amount is $100. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions.


A shareholder may apply for participation in this program through Federated Securities Corp. Due to the fact that Shares are sold with a sales charge and contingent deferred sales charge, it is not advisable for shareholders to be purchasing Shares while participating in this program.

A contingent deferred sales charge is charged for Shares redeemed through this program within four years of their purchase dates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the minimum required value of $1,000. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

EXCHANGES FOR SHARES
OF OTHER FUNDS


Shares may be exchanged for Class F Shares in the Federated Funds at net asset value without a contingent deferred sales charge or a sales charge.


Shareholders using this privilege must exchange shares having a net asset value equal to the minimum investment required for the fund into which the exchange is being made. A shareholder may obtain information on the exchange privilege, and may obtain prospectuses for other Fortress Funds and Federated Funds by calling Federated Securities Corp. or his financial institution.
Please contact your financial institution directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your Shares may be exchanged free of charge.

                                FUND INFORMATION

MANAGEMENT OF THE CORPORATION

                               BOARD OF DIRECTORS

The Corporation is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

                               INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

                                 ADVISORY FEES


The Adviser receives an annual investment advisory fee equal to .75% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver at any time at its sole discretion.


                              ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.



Joseph M. Balestrino has been the Fund's portfolio manager since June, 1992 and is responsible for managing the allocation of fixed income assets (between investment grade and high yield). Mr. Balestrino also manages the investment grade portion of the Fund. Mr. Balestrino joined Federated Investors in 1986 and has been a Vice President of the Fund's investment adviser since 1995. Mr. Balestrino served as an Assistant Vice President of the investment adviser from 1991 until 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.



Mark E. Durbiano has been the Fund's portfolio manager since June, 1992 and is responsible for managing the high yield portion of the Fund. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of the Fund's investment adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.



DISTRIBUTION OF CLASS F SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

                              SHAREHOLDER SERVICES


The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of Class F Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


                            SUPPLEMENTAL PAYMENT TO
                             FINANCIAL INSTITUTIONS

The distributor will pay financial institutions, for distribution and/or administrative services, an amount equal to 1.00% of the offering price of the Shares acquired by their clients or customers on purchases up to $1,999,999,
 .50% of the offering price on purchases of $2,000,000 to $4,999,999, and .25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1.00% sales charge on purchases of less that $1 million.) The financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

Furthermore, in addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services. The support may include participating in sales, educational and training seminars at recreational-type facilities, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES


Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Corporation and the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:

        MAXIMUM                AVERAGE AGGREGATE
  ADMINISTRATIVE FEE           DAILY NET ASSETS
         0.15%           on the first $250 million
        0.125%           on the next $250 million
         0.10%           on the next $250 million
        0.075%           on assets in excess of
                         $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


                            SHAREHOLDER INFORMATION

VOTING RIGHTS


Each Share gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.


As a Maryland corporation, the Corporation is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding shares of all series entitled to vote.


                                TAX INFORMATION
FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

STATE AND LOCAL TAXES

Fund Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


                            PERFORMANCE INFORMATION


From time to time, the Fund advertises its total return and yield for Class F Shares and the Fund's other classes of shares (described below under "Other Classes of Shares").



Total return represents the change, over a specific period of time, in the value of an investment in Class F Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



The yield of Class F Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Class F Shares over a thirty-day period by the maximum offering price per share of Class F Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Class F Shares, and therefore, may not correlate to the dividends or other distributions paid to shareholders.



The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return. Total return and yield will be calculated separately for Class A Shares, Class C Shares, and Class F Shares.



From time to time, advertisements for the Class A Shares, Class B Shares, Class C Shares, and Class F Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, Class C Shares and Class F Shares to certain indices.



                            OTHER CLASSES OF SHARES

The Fund also offers other classes of shares called Class A Shares, Class B Shares, and Class C Shares which are all sold primarily to customers of financial institutions.


Class A Shares are sold subject to a front-end sales charge, a Rule 12b-1 Plan and a Shareholder Services Agreement. Investments in Class A Shares are subject to a minimum initial investment of $500, unless the investment is in a retirement account, in which the minimum investment is $50.



Class B Shares are sold at net asset value subject to a contingent deferred sales charge, a Rule 12b-1 Plan and a Shareholder Services Agreement. Investments in Class B Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $50.



Class C Shares are sold at net asset value subject to a contingent deferred sales charge, a Rule 12b-1 Plan and a Shareholder Services Agreement. Investments in Class C Shares are subject to a minimum investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $50.



Class A Shares, Class B Shares, Class C Shares and Class F Shares are subject to certain of the same expenses. Expense differences, however, between Class A Shares, Class B Shares, Class C Shares and Class F Shares may affect the performance of each class.


To obtain more information and a combined prospectus for Class A Shares, Class B Shares and Class C Shares, investors may call 1-800-341-7400.


                                    APPENDIX
                                  (UNAUDITED)

STANDARD AND POOR'S RATINGS GROUP ("S&P") CORPORATE BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal payments.

Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB rating.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

FITCH INVESTORS SERVICE, INC.,
LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated
F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligator's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                   ADDRESSES


                         Investment Series Funds, Inc.
                              Federated Bond Fund
                                 Class F Shares
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779


                                  DISTRIBUTOR
                           Federated Securities Corp.
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                               INVESTMENT ADVISER
                               Federated Advisers
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                                   CUSTODIAN
                             State Street Bank and
                                 Trust Company
                                 P.O. Box 8600
                        Boston, Massachusetts 02266-8600


                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                     Federated Shareholder Services Company
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779


                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                               One Oxford Center
                         Pittsburgh, Pennsylvania 15219

                                        FEDERATED BOND FUND
                                        (A PORTFOLIO OF INVESTMENT
                                        SERIES FUNDS, INC.)
                                        CLASS F SHARES
                                        (FORMERLY, FORTRESS SHARES)

                                        PROSPECTUS

                                        An Open-End, Diversified
                                        Management Investment Company

                                        Prospectus dated February 28, 1997



[LOGO FEDERATED INVESTORS]

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779

       FEDERATED SECURITIES CORP. IS THE DISTRIBUTOR OF THE FUND
       AND IS A SUBSIDIARY OF FEDERATED INVESTORS.


       Cusip 461444309                               [Recycled logo}
       G01271-02-F (2/97)


                             FEDERATED BOND FUND
                (A PORTFOLIO OF INVESTMENT SERIES FUNDS, INC.)
                                CLASS A SHARES
                                CLASS B SHARES
                                CLASS C SHARES
                                 CLASS F SHARES
                     (FORMERLY,  FORTRESS SHARES)
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus for Class A Shares, Class B Shares, and Class C Shares and
   the prospectus of    Class F Shares of Federated Bond Fund (the
   ``Fund') dated February 28, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                      Statement dated February 28, 1997


FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779



Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
CUSIP 461444507
CUSIP 461444606
CUSIP 461444705
CUSIP 461444309
2041304B (2/97)



GENERAL INFORMATION ABOUT THE FUND             1

INVESTMENT OBJECTIVE AND POLICIES              1

 Types of Investments                          1
 Equity Securities                             1
 Convertible Securities                        1
 Futures and Options Transactions              1
 Investing in Foreign Currencies               3
 When-Issued and Delayed Delivery Transactions 4
 Lending of Portfolio Securities               4
 Repurchase Agreements                         4
 Reverse Repurchase Agreements                 4
 Portfolio Turnover                            5
INVESTMENT LIMITATIONS                         5

INVESTMENT SERIES FUNDS, INC. MANAGEMENT       7

 Fund Ownership                               11
 Directors' Compensation                      11
INVESTMENT ADVISORY SERVICES                  12

 Adviser to the Fund                          12
 Advisory Fees                                12
BROKERAGE TRANSACTIONS                        12

OTHER SERVICES                                13

 Custodian and Portfolio Accountant           13
 Transfer Agent                               13
 Independent Auditors                         13


PURCHASING SHARES                             13

 Distribution Plan and Shareholder Services   13
 Other Payments to Financial Institutions (Class
  F Shares Only)                              14
 Purchases by Sales Representatives, Directors
  and Employees                               14
 Conversion to Federal Funds                  14
DETERMINING NET ASSET VALUE                   14

 Determining Market Value of Securities       14
REDEEMING SHARES                              15

 Elimination of the Contingent
  Deferred Sales Charge                       15
 Redemption in Kind                           15
EXCHANGE PRIVILEGE (CLASS F SHARES ONLY)      15

 Reduced Sales Charge                         16
 Requirements for Exchange                    16
 Tax Consequences                             16
 Making an Exchange                           16
REDEEMING SHARES                              16

TAX STATUS                                    16

 The Fund's Tax Status                        16
 Shareholder's Tax Status                     17
TOTAL RETURN                                  17

YIELD                                         17


PERFORMANCE COMPARISONS                       17

 Duration                                     19
ABOUT FEDERATED INVESTORS                     19

FINANCIAL STATEMENTS                          20

APPENDIX                                      21


GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Investment Series Funds, Inc. (the "Corporation"). The Fund was established as a portfolio of Investment Series Trust, a Massachusetts business trust, on March 17, 1987. On June 15, 1992, the shareholders of `High Income Securities Fund'','' the Fund's original name, approved a change to the investment objective of the Fund as well as the name change of the Fund to `Fortress Bond Fund.'' On February 3, 1993, the shareholders of the Fund voted to reorganize the Fund as a portfolio of the Corporation, effective February 5, 1993, which is organized under the laws of the State of Maryland. On June 27, 1995, shareholders approved the name of the Fund to be changed to `Federated
Bond Fund.'' On June 2, 1996, the name of the ``Fortress Shares'' class of the Fund was changed to `Class F Shares.'' The Corporation is qualified to do business as a foreign corporation in Pennsylvania. Shares of the Fund are offered in four classes known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares (individually and collectively referred to as "Shares," as the context may require). This Statement relates to all classes of Shares of the Fund.
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital. The investment objective cannot be changed without approval of shareholders. TYPES OF INVESTMENTS
As a matter of investment policy, which may be changed without shareholder approval, the Fund will, under normal circumstances, invest at least 65% of
the value of its    net     assets in investment grade bonds. Permitted
investments include:


     domestically-issued and foreign-issued corporate debt obligations; asset-backed securities;
     obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;
     taxable municipal debt obligations; and
     repurchase agreements.
   EQUITY SECURITIES
Generally, less than 10% of the value of the Fund's total assets will be invested in equity securities, including common stocks, warrants, or rights. The Fund's investment adviser, Federated Advisers (the `Adviser''), may choose to exceed this 10% limitation if unusual market conditions suggest such investments represent a better opportunity to reach the Fund's investment objective.
CONVERTIBLE SECURITIES
DECS offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common up to the first call price. They are effectively capped at that point unless the common rises above a second price point, at which time they participate with unlimited upside potential.
PERCS offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common falls, while the cap price limits gains when the common rises.


FUTURES AND OPTIONS TRANSACTIONS
The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund currently does not intend to invest more than 5% of its total assets in options transactions.
   FINANCIAL FUTURES CONTRACTS
          A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price generally moves inversely to interest rates. Thus, a rise in rates generally means a drop in price. Conversely, a drop in rates generally means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
   PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
      The Fund may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In
      such an event, the Fund will normally close out its     option by
      selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option. To
      do so, it would     simultaneously enter into a futures contract of
      the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.
   CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
      In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's
      fixed income portfolio which     is occurring as interest rates
      rise. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.


   ``MARGIN''IN FUTURES TRANSACTIONS
      Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
   PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
      The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) as a specified price during the term of the option.
   WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
      The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on
      securities which it has the    right to obtain without payment of
      further consideration (or has segregated cash in the amount of any additional consideration).
INVESTING IN FOREIGN CURRENCIES
   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
          The Fund may enter into forward foreign currency exchange contracts in order to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. The Fund's investment adviser, Federated Advisers (the "Adviser"), believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Fund's best interest to do so. The Fund will not speculate in foreign currency exchange. There is no limitation as to the percentage of the Fund's assets that may be committed to such contracts. The Fund does not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Adviser believes will tend to be closely correlated with the currency with regard to price movements. Generally, the Fund does not enter into a forward foreign currency exchange contract with a term longer than one year.
     FOREIGN CURRENCY EXCHANGE OPTIONS
          A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The
      owner of a call option     has the right, but not the obligation, to
      buy the currency. Conversely, the owner of a put option has the right, but not the obligation to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally falls in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option.


      Likewise, if the Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with
      that purchase, were to purchase a foreign     currency call option
      to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.


   SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS
          Buyers and sellers of foreign currency options are subject to the
      same risks that apply to options generally.     In addition, there
      are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e. less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.


The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REPURCHASE AGREEMENTS
The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller files for bankruptcy or becomes insolvent, disposition of securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Fund's Board of Directors (the "Directors").
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. The securities are marked-to-market daily and maintained until the transaction is settled.
PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objectives. Securities in the Fund's portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Adviser does not anticipate that portfolio turnover will result in adverse tax consequences. Any such trading will increase the Fund's portfolio turnover
rate and transaction costs.    For the fiscal years ended October 31, 1996,
and 1995, the portfolio turnover rates were 49% and 77%, respectively. INVESTMENT LIMITATIONS

BUYING ON MARGIN
The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions. ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is
deemed to be inconvenient or disadvantageous. The     Fund will not
purchase any securities while any such borrowings in excess of 5% of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer(other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.
INVESTING IN REAL ESTATE
The Fund will not buy or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities. However, the Fund may purchase put options on portfolio securities and on financial futures contracts. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell calls on financial
futures contracts. The Fund will notify shareholders before     such a
change in its operating policies is implemented.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the federal securities laws (except for commercial paper issued under Section 4(2) of the Securities Act of
1933).
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.


LENDING CASH OR SECURITIES
The Fund will not lend any of its assets except portfolio securities, on a short-term or long-term basis, up to one-third of the value of its total assets, to broker/dealers, banks, or other institutional borrowers of securities.
CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry. However, investing in U.S. government obligations shall not be considered investments in any one industry.
SELLING SHORT
The Fund will not sell securities short unless:
          during the time the short position is open, it owns an equal amount of the securities sold or securities readily and freely convertible into or exchangeable, without payment of additional
      consideration, for      securities of the same issuer as, and equal
      in amount to, the securities sold short; and
          not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.
INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in those limitations becomes effective.


    WRITING COVERED CALL OPTIONS AND PURCHASING PUT OPTIONS
The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio. INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in
general. The Fund will limit its investments in the   securities of other
investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. While it is the Fund's policy to waive its investment advisory fee on assets invested in securities of open-end investment companies, it should be noted that investment companies incur certain expenses such as custodian and transfer agent fees, and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.


For purposes of its limitations, the Fund considers instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
 The use of short sales will allow the Fund to retain certain bonds in its portfolio longer than it would without such sales. To the extent the Fund receives the current income produced by such bonds for a longer period than it might otherwise, the Fund's investment objective of current income is furthered.
The Fund did not borrow money, sell securities short, engage in foreign currency options, or purchase financial futures contracts in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.
   INVESTMENT SERIES FUNDS, INC. MANAGEMENT

Officers and Directors are listed with their addresses, present positions with Investment Series Funds, Inc., and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.




Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.




William J. Copeland
One PNC Plaza - 23rd Floor


Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President and Director
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director


Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Director
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Director
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies:
111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated


Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; and World Investment Series, Inc.
FUND OWNERSHIP
Officers and Directors own less than 1% of the Fund's outstanding shares. As of February 5, 1997, the following shareholders of record owned 5% or more of the outstanding Class A Shares of the Fund: Youth Services International, Inc., Ownings Mills, Maryland, owned approximately 540,660 shares (11.80%); and BHC Securities, Inc., Philadelphia, Pennsylvania, owned approximately 543,727 shares (11.87%).
As of February 5, 1997, the following shareholder of record owned 5% or more of the outstanding Class B Shares of the Fund: Merrill Lynch Pierce


Fenner & Smith, Jacksonville, Florida, owned approximately 884,657 shares
(6.06%).
As of February 5, 1997, the following shareholder of record owned 5% or more of the outstanding Class C Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, owned approximately 1,021,153 shares (38.27%).
As of February 5, 1997, the following shareholder of record owned 5% or more of the outstanding Class F Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, owned approximately 6,052,802 shares (20.34%)
   DIRECTORS' COMPENSATION


                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM              TOTAL COMPENSATION PAID
FUND                  FUND*             FROM FUND COMPLEX +


John F. Donahue       $ -0-             $-0- for the Fund  and
Chairman and Director                   56 other investment companies in
the Fund                                Complex

J. Christopher Donahue$ -0-             $-0- for the Fund  and
President                               18 other investment companies in
the Fund
and Director                            Complex

Thomas G. Bigley      $745.20           $108,725 for the Fund  and


Director                                56 other investment companies in
the Fund                                Complex

John T. Conroy, Jr.   $816.31           $119,615 for the Fund  and
Director                                56 other investment companies in
the Fund                                Complex

William J. Copeland   $816.31           $119,615 for the Fund  and
Director                                56 other investment companies in
the Fund                                Complex

James E. Dowd         $816.31           $119,615 for the Fund  and
Director                                56 other investment companies in
the Fund                                Complex

Lawrence D. Ellis, M.D.                 $816.31   $108,725 for the Fund
and
Director                                56 other investment companies in
the Fund                                Complex


DIRECTORS' COMPENSATION (CONT'D.)
Edward L. Flaherty, Jr.                 $816.31   $119,615 for the Fund and
Director                                56 other investment companies in
the Fund                                Complex


Peter E. Madden       $745.20           $108,725 for the Fund  and


Director                                56 other investment companies in
the Fund                                Complex

Gregor F. Meyer       $745.20           $108,725 for the Fund  and
Director                                56 other investment companies in
the Fund                                Complex

John E. Murray, Jr.   $745.20           $108,725 for the Fund  and
Director                                56 other investment companies in
the Fund                                Complex


Wesley W. Posvar      $745.20           $108,725 for the Fund  and
Director                                56 other investment companies in
the Fund                                Complex

Marjorie P. Smuts     $745.20           $108,725 for the Fund and
Director                                56 other investment companies in
the Fund                                Complex


*Information is furnished for the fiscal year ended October 31, 1996. +The information is provided for the last calendar year.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue. The Adviser shall not be liable to the Corporation, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.
ADVISORY FEES
   For its advisory services, Federated Advisers receives an annual investment advisory fee for the Fund as described in the prospectus. For the fiscal years ended October 31, 1996, 1995, and 1994, the Adviser earned $2,650,984, $1,271,771, and $1,081,066, respectively, of which $705,603,
$505,263, and $481,690, were voluntarily waived because of undertakings to limit the Fund's expenses.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research
services provided.    During the fiscal years ended October 31, 1996, 1995,
and 1994, the Fund paid total brokerage commissions of $0, $5,595, and $0, respectively.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's


Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services, and Federated Administrative Services, Inc. may hereinafter collectively be
referred to as the "Administrators."    For the fiscal years ended October
31, 1996, 1995, and 1994, the Administrators collectively earned $267,242, $156,316, and $192,379, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares are sold at their net asset value plus a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund." DISTRIBUTION PLAN AND SHAREHOLDER SERVICES
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Distribution Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
   For the fiscal year ended October 31, 1996, payments in the amount of $615,497 and $100,671 were made pursuant to the Distribution Plan for Class B Shares and Class C Shares, respectively. For the fiscal year ended October 31, 1996, payments in the amount of $57,618, $205,166, $33,557, and
$587,321 (of which $11,524, $0, $0, and $46,986 were waived) were made pursuant to the Shareholder Services Agreement for Class A Shares, Class B Shares, Class C Shares, and Class F Shares, respectively.
OTHER PAYMENTS TO FINANCIAL INSTITUTIONS    (CLASS F SHARES ONLY)
The administrative services for which the Distributor will pay financial institutions include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory and computer personnel, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, addresses, and providing such other services as the Fund may reasonably request.
PURCHASES BY SALES REPRESENTATIVES, DIRECTORS AND EMPLOYEES
   Directors, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp., or their affiliates and their immediate family members, or any investment dealer who has a sales agreement with Federated Securities Corp., their spouses, and their children under 21, may buy Class A Shares at net asset value without a sales charge. Shares may also be sold without a sales charge to trusts or pension or profit-sharing plans for these persons. These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. State Street Bank and Trust Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus. DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
         according to the last sale price on a national securities exchange, if available;
         in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices, and for bonds and other fixed income securities as determined by an
      independent pricing     service;
        for short-term obligations, according to the mean bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of less than 60
      days at the time of     purchase, at amortized cost unless the Board
      determines this is not fair value; or
        at fair value as determined in good faith by the Fund's Directors. Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:
         yield;
         quality;
         coupon rate;
         maturity;
         type of issue;
         trading characteristics; and
         other market data.


Over-the-counter put options will be valued at the mean between the bid and the asked prices.
REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions of Class B Shares, Class C Shares, and Class F Shares may be subject to a contingent deferred sales charge. Redemption procedures are explained in the respective prospectuses under "Redeeming Class A Shares," "Redeeming Class B Shares," "Redeeming Class C Shares" or "Redeeming Class F Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000. Class F Shares redeemed within one to four years of purchase may be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge is based upon the amount of the advance payment paid at the time of purchase by the distributor to the financial institutions for services rendered, and the length of time the investor remains a shareholder in the Fund. Should financial institutions elect to receive an amount less than the advance payment that is stated in the prospectus for servicing a particular shareholder, the contingent deferred sales charge and/or holding period for that particular shareholder will be reduced accordingly.
   ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE
The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for the elimination of the Contingent Deferred Sales Charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the fiscal year end. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00%


quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the Contingent Deferred Sales Charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12 month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share account values will not be aggregated. REDEMPTION IN KIND
The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the respective Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
EXCHANGE PRIVILEGE (CLASS F SHARES ONLY)

This section relates only to Class F Shares of the Fund. For information regarding the Exchange Privilege for Class A Shares, Class B Shares, and Class C Shares of the Fund, please see the respective prospectuses for these classes of Shares. The Securities and Exchange Commission (the "SEC") has issued an order exempting the Corporation from certain provisions of the Investment Company Act of 1940. As a result, Fund shareholders are allowed to exchange all or some of their shares for shares in certain Federated Funds which are sold with a sales charge that differs from that of the Fund's or which impose no sales charge so long as the Federated Funds are advised by subsidiaries or affiliates of Federated Investors. These exchanges are made at net asset value plus the difference between the Fund's sales charge already paid and any sales charge of the fund into which the shares are to be exchanged, if higher. The order also allows certain other funds, including funds that are not advised by subsidiaries or affiliates of Federated Investors, which do not have a sales charge, to exchange their shares for Fund shares on a basis other than their current offering price. These exchanges may be made to the extent that such shares were acquired in a prior exchange, at net asset value, for shares of a Federated Fund carrying a sales charge.
REDUCED SALES CHARGE
If a shareholder making such an exchange qualifies for a reduction or elimination of the sales charge, the shareholder must notify Federated Securities Corp. or Federated Shareholder Services Company in writing. REQUIREMENTS FOR EXCHANGE
Shareholders using this privilege must exchange shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. This privilege is available to shareholders residing in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Class F Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses for the Federated Funds are available by calling the Fund.
TAX CONSEQUENCES
Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the ircumstances, a short or long-term capital gain or loss may be realized.
MAKING AN EXCHANGE
Instructions for exchanging Shares must be given in writing by the shareholder. Written instructions may require a signature guarantee. REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions of Class B Shares, Class C Shares, and Class F Shares may be subject to a contingent deferred sales charge. Redemption procedures are explained in the respective prospectuses under "Redeeming Class A Shares," "Redeeming Class B Shares," "Redeeming Class C Shares" or "Redeeming Class F Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000. Class F Shares redeemed within one to four years of purchase may be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge is based upon the amount of the advance payment paid at the time of purchase by the distributor to the financial institutions for services rendered, and the length of time the investor remains a shareholder in the Fund. Should financial institutions elect to receive an amount less than the advance payment that is stated in the prospectus for servicing a particular shareholder, the contingent deferred sales charge and/or holding period for that particular shareholder will be reduced accordingly.


TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
        derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
        derive less than 30% of its gross income from the sale of securities held less than three months;
        invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDER'S TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
    CAPITAL GAINS
          Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.
TOTAL RETURN

   Class F Shares' average annual total returns for the one-year and five-year periods ended October 31, 1996, and for the period from July 8, 1988


(effective date of the Fund's registration statement) to October 31, 1996, were 5.00%, 10.38%, and 9.81%, respectively.
For the one-year period ended October 31, 1996, Class A Shares, Class B Shares, and Class C total returns were 2.39%, 0.59%, and 5.30%, respectively. For the period from June 28, 1995 to October 31, 1996, Class A Shares, Class B Shares and Class C Shares total returns were 4.77%, 3.80%, and 7.62%, respectively.
The average annual total return for all classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming a quarterly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investments based on the lesser of the original purchase price or the offering price of Shares redeemed. Total return assumes and is reduced by the payment of the maximum sales charge and contingent deferred sales charge, if applicable. YIELD

   The yields for Class A Shares, Class B Shares, Class C Shares, and Class F Shares for the thirty-day period ended October 31, 1996, were 6.99%, 6.51%, 6.51%, and 7.22%, respectively.
The yield for all classes of Shares of the Fund is determined each day by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The Fund's performance of each class of Shares depends upon such variables as:
         portfolio quality;
         average portfolio maturity;
         type of instruments in which the portfolio is invested;
         changes in interest rates and market value of portfolio securities;
         changes in Fund's expenses; and
         various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
         LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.
         SALOMON BROTHERS AAA-AA CORPORATES INDEX calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.
         MERRILL LYNCH CORPORATE & GOVERNMENT MASTER INDEX is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors


      Service, Inc. Only notes and bonds with a minimum maturity of one year are included.
         MERRILL LYNCH CORPORATE MASTER is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on composites of ratings assigned by Standard and Poor's Corporation and Moody's Investors Service,
      Inc. Only bonds with a minimum maturity of one year are included.
         LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return.
      Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.
         THE LEHMAN BROTHERS CORPORATE BOND INDEX is comprised of a large universe of bonds issued by industrial, utility and financial companies which have a minimum rating of Baa by Moody's Investors Service, Inc., BBB by Standard and Poor's Ratings Group or, in the case of bank bonds not rated by either of the previously mentioned services, BBB by Fitch Investors Service, Inc.
            LEHMAN BROTHERS HIGH YIELD INDEX covers the universe of fixed rate, publicly issued, noninvestment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.
        MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed Mutual Funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on quarterly reinvestment of dividends over a specified period of time.
From time to time, the Fund may advertise the performance of any class of Shares using charts, graphs, and descriptions, compared to federally insured bank products, including certificates of deposit and time deposits, and to money market funds using the Lipper Analytical Services money market instruments average. In addition, advertising and sales literature for the Fund may use charts and graphs to illustrate the principals of dollar-cost averaging and may disclose the amount of dividends paid by the Fund over certain periods of time. Advertisements may quote performance information which does not reflect the effect of a sales charge or contingent deferred sales charge, as applicable.
DURATION
Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.
Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. When the Fund invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Fund.
   ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers. The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the equity sector, Federated Investors has more than 26 years' experience. As of December 31, 1996, Federated managed 31 equity funds totaling approximately $7.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
In the corporate bond sector, as of December 31, 1996, Federated Investors managed 12 money market funds and 17 bond funds with assets approximating $17.2 billion and $4.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 21 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios. MUTUAL FUND MARKET
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:


INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
BANK MARKETING
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp. *Source: Investment Company Institute
FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended October 31, 1996, are incorporated herein by reference to the Annual Report of the Fund dated


October 31, 1996.  (File Nos. 33-48847 and 811-07021).  A copy of this report may be obtained without charge by contacting the Fund.


APPENDIX


STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.


B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB rating.
CCC--Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI--The rating CI is reserved for income bonds on which no interest is being paid.
D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditionsand circumstances than bonds with higher ratings.


BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligator's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which couldassist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C--Bonds are in imminent default in payment of interest or principal.
DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS


A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.
A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.
MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS
P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
FITCH INVESTORS SERVICE, INC., SHORT-TERM DEBT RATINGS
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--Very Strong Credit Quality. Issues assigned this rating reflect anassurance of timely payment only slightly less in degree than issues rated F-1+.
F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment.




PART C.OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
       (a) Financial Statements (Financial Statements for the fiscal year ended October 31, 1996, are incorporated herein by reference to the Annual Report of the Fund dated October 31, 1996; File Nos. 33-48847 and 811-07021)
       (b) Exhibits:
           (1) Copy of Articles of Incorporation of the Registrant; (1)
           (2) Copy of By-Laws of the Registrant; (1)
           (3) Not applicable;
           (4) Copy of Specimen Certificates for Shares of Capital Stock
                      of Federated Bond Fund; (5)
                     (i) Copy of Speciman Certificate for Shares of
                         Common Stock of Class F Shares of Federated
                         Bond Fund; (7)
           (5) Conformed Copy of Investment Advisory Contract of the Registrant; (3)
           (6)   (i)  Copy of Distributor's Contract of Registrant; (2)


                      (a) Conformed Copy of Exhibit C and D to
                          Distributor's Contract; (4)
                      (b) Conformed Copy of Exhibit E, F, and G to
                          Distributor's Contract; (5)
                (ii) The Registrant incorporates the conformed copy of the specimen Mutual Fund Services Agreement; Mutual Fund Sales and Services Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement filed with the SEC on July 24, 1995. (File Nos. 33-38550 and 811-2669); (6)
           (7) Not applicable;
           (8) Conformed Copy of Custodian Agreement of the Registrant;(3)


 + All exhibits have been filed electronically via EDGAR.

(1)Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 21, 1992. (File No. 33-48847)
(2)Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed September 8, 1992. (File No. 33-48847)
(3)Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed December 29, 1993 (File No. 33-48847)


(4)Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed December 23, 1994 (File No. 33-48847)
(5)Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed July 27, 1995 (File No. 33-48847)
(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 28, 1995
   (File No. 33-48847)
(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed February 18,1997 (File No. 33-48847)



           (9)   (i)  Conformed Copy of Agreement for Fund Accounting
                      Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (7)
           (ii) The response and exhibits described in Item 24(b)(6)(ii) are hereby incorporated by reference;(6)
           (10) Copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
           (11)     Copy of Consent of Independent Auditors; +
           (12)     Not applicable;
           (13)     Not applicable;
           (14)     Not applicable;
           (15)  (i)  Copy of Distribution Plan; (2)
                      (a) Conformed Copy of Exhibits B and C to
                          Distribution Plan; (4)


                      (b) Conformed Copy of Exhibits D, E, and F to
                          Distribution Plan; (5)
           (16)     Not applicable;
           (17)     Financial Data Schedules; (7)
           (18)     Not applicable;
           (19)  (i)  Power of Attorney; (7)
                (ii)  Limited Power of Attorney; (4)

Item 25.  Persons Controlled by or Under Common Control with Registrant:

       None

Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
       Title of Class                    as of February 5, 1997

Federated Bond Fund
Shares of capital stock
(.0001 par value)

Class A Shares                                 1,669


Class B Shares                                 7,422


Class C Shares                                 1,071




Class F Shares                                 8,135


 + All exhibits have been filed electronically via EDGAR.

(2)Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed September 8, 1992. (File No. 33-48847)
(4)Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed December 23, 1994 (File No. 33-48847)
(5)Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed July 27, 1995 (File No. 33-48847)
(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed December 28, 1995
   (File No. 33-48847)
(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed February 18,1997 (File No. 33-48847)



Item 27.  Indemnification:  (1)

Item 28.  Business and Other Connections of Investment Adviser:


(a) For a description of the other business of the investment adviser, see the section entitled "Investment Series Funds, Inc., Information - Management of the Corporation" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Investment Series Funds, Inc. Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

       The remaining Officers of the investment adviser are: William D. Dawson,III, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, J. Alan Minteer, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Linda A. Duessel, Michael
       J. Donnelly, Michael P. Donnelly, Kathleen M. Foody-Malus, Thomas
       M. Franks; Edward C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen A. Keen, Robert M. Kowit, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Frank Semack, Aash M. Shah, Scott B. Schermerhorn, William F. Stotz, Tracy P.Stouffer, Edward
       J. Tiedge, Paige M. Wilhelm, Jolanta M. Wysocka, Vice Presidents; Todd A. Abraham, Stafanie L. Bachhuber, Michael W. Casey, William
       R. Jamison, Constantine Kartsonsas, Robert M. March, Joseph M.


       Natoli, Keith J. Sabol, and Michael W. Sirianni, Assistant Vice Presidents; Stephen A. Keen, Secretary; Thomas R. Donahue, Treasurer and Assistant Secretary; Richard B. Fisher, Assistant Secretary and Assistant Treasurer; Christine I. McGonigle, Assistant Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.


Item 29. (a)   Principal Underwriters:

     111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund,


Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; WesMark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


   (b)

     (1)                       (2)                    (3)
Name and Principal     Positions and Offices  Positions and Offices


 Business Address         With Underwriter       With Registrant

Richard B. Fisher      Director, Chairman, Chief  Vice President
Federated Investors Tower                     Executive Officer, Chief
Pittsburgh, PA 15222-3779                     Operating Officer, Asst.
                       Secretary, and Asst.
                       Treasurer, Federated
                       Securities Corp.

Thomas R. Donahue            Director, Assistant         --
Federated Investors Tower   Treasurer, Federated
Pittsburgh, PA  15222-3779  Securities Corp.

Edward C. Gonzales     Director, Executive Vice   Executive Vice
Federated Investors Tower                     President, Federated,
                                              President
Pittsburgh, PA 15222-3779                     Securities Corp.

John W. McGonigle      Director, Federated    Executive Vice
Federated Investors Tower                     Securities Corp.   President,
Pittsburgh, PA 15222-3779                         Secretary and  Treasurer

John B. Fisher         President-Institutional     --
Federated Investors Tower                          Sales, Federated
Pittsburgh, PA 15222-3779                          Securities Corp.

James F. Getz          President-Broker/Dealer,    --


Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer     Executive Vice President of --
Federated Investors Tower                          Bank/Trust, Federated
Pittsburgh, PA 15222-3779                          Securities Corp.

David M. Taylor        Executive Vice President,   --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA  15222-3779

Mark W. Bloss          Senior Vice President,      --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd        Senior Vice President,      --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.   Senior Vice President,      --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779


Bryant R. Fisher       Senior Vice President,      --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives   Senior Vice President,      --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton      Senior Vice President,      --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

James M. Heaton        Senior Vice President,      --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Keith Nixon            Senior Vice President,      --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV    Senior Vice President,      --
Federated Investors Tower                          Federated Securities
                       Corp.


Pittsburgh, PA 15222-3779

Timothy C. Pillion     Senior Vice President,      --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ       Senior Vice President,      --
Federated Investors Tower                          Federated Securities
                       Corp
Pittsburgh, PA 15222-3779

John B. Bohnet         Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman        Vice President, Secretary,  --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                           Vice President,    --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs          Vice President,             --


Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr. Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny        Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr. Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA  15222-3779

Daniel T. Culbertson   Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen      Vice President,             --
Federated Investors Tower                          Federated Securites
                       Corp.
Pittsburgh, PA 15222-3779



Laura M. Deger         Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld         Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher         Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons      Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher    Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA  15222-3779

Craig S. Gonzales      Vice President,             --


Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales    Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

James E. Hickey        Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy      Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Stephen A. La Versa    Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl          Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779





Richard C. Mihm        Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller      Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien     Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III   Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA  15222-3779


Robert F. Phillips     Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed         Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan        Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith        Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

David W. Spears        Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart     Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.


Pittsburgh, PA 15222-3779

Richard Suder          Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA  15222-3779

Jamie M. Teschner      Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

William C. Tustin      Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman         Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace       Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA  1522-3779

Richard B. Watts       Vice President,             --


Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski  Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA  15222-3779

Michael P. Wolff       Vice President,             --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek        Assistant Vice President,   --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA  15222-3779

Charlene H. Jennings   Assistant Vice President,   --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff    Assistant Vice President,   --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779



Denis McAuley          Treasurer,                  --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt        Assistant Secretary,        --
Federated Investors Tower                          Federated Securities
                       Corp.
Pittsburgh, PA 15222-3779


   (c) Not applicable.

Item 30.  Location of Accounts and Records: (1)

Item 31.  Management Services:  Not applicable.




(1)Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed September 8, 1992. (File No. 33-48847)



Item 32.  Undertakings:



       Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Director or Directors and to assist in communications with other shareholders as required by Section 16(c).

       Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.





                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INVESTMENT SERIES FUNDS, INC., certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of February, 1997.

                       INVESTMENT SERIES FUNDS, INC.



                     BY: /s/S. ELLIOTT COHAN
                     S. ELLIOTT COHAN, Assistant Secretary
                     Attorney in Fact for John F. Donahue
                     February 28, 1997


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                  TITLE               DATE

By:/s/S. ELLIOTT COHAN
   S. ELLIOTT COHAN        Attorney In Fact      February 28, 1997
   ASSISTANT SECRETARY     For the Persons
                           Listed Below


     NAME                  TITLE

John F. Donahue*           Chairman and Director
                           (Chief Executive Officer)

J. Christopher Donahue*    President and Director

John W. McGonigle*         Executive Vice President, Secretary
                           and Treasurer


                           (Principal Financial and
                           Accounting Officer)

Thomas G. Bigley*          Director

John T. Conroy, Jr.*       Director

William J. Copeland*       Director

James E. Dowd*             Director

Lawrence D. Ellis, M.D.*   Director

Edward L. Flaherty, Jr.*   Director

Peter E. Madden*           Director

Gregor F. Meyer*           Director

John E. Murray, Jr.*       Director

Wesley W. Posvar*          Director

Marjorie P. Smuts*         Director